UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2011

1.808794.107

VIPBAL-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.4%
Autoliv, Inc.	29,705	$ 1,440,693
Minth Group Ltd.	52,000	47,083
Modine Manufacturing Co. (a)	90,076	816,089
Nokian Tyres PLC	39,492	1,194,739
Tenneco, Inc. (a)	78,950	2,021,910
TRW Automotive Holdings Corp. (a)	35,803	1,171,832
		6,692,346
Automobiles - 0.2%
Harley-Davidson, Inc.	23,015	790,105
Honda Motor Co. Ltd.	21,000	615,232
Winnebago Industries, Inc. (a)	252,372	1,746,414
		3,151,751
Distributors - 0.1%
Silver Base Group Holdings Ltd.	1,509,000	1,333,944
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	78,100	1,004,795
Carriage Services, Inc.	24,247	143,057
DeVry, Inc.	30,230	1,117,301
Service Corp. International	132,300	1,211,868
Stewart Enterprises, Inc. Class A	241,047	1,434,230
Weight Watchers International, Inc.	21,100	1,229,075
		6,140,326
Hotels, Restaurants & Leisure - 1.1%
Accor SA	48,497	1,309,272
Bravo Brio Restaurant Group, Inc.	47,833	795,941
Brinker International, Inc.	149,520	3,127,958
Club Mediterranee SA (a)	82,329	1,431,200
Denny's Corp. (a)	364,579	1,214,048
DineEquity, Inc. (a)	65,930	2,537,646
McDonald's Corp.	23,484	2,062,365
NH Hoteles SA (a)	75,908	318,834
O'Charleys, Inc. (a)	219,366	1,303,034
Sands China Ltd. (a)	420,400	983,588
Spur Corp. Ltd.	275,715	443,656
Texas Roadhouse, Inc. Class A	45,901	606,811
WMS Industries, Inc. (a)	123,013	2,163,799
		18,298,152
Household Durables - 0.3%
Dorel Industries, Inc. Class B (sub. vtg.)	31,400	667,958
Garmin Ltd.	42,800	1,359,756
Lennar Corp. Class A	13,800	186,852
Newell Rubbermaid, Inc.	104,352	1,238,658
Standard Pacific Corp. (a)	487,661	1,204,523
Techtronic Industries Co. Ltd.	1,065,500	716,342
		5,374,089
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	18,000	3,892,140

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	50,541	$ 1,648,142
Summer Infant, Inc. (a)	65,975	435,435
		2,083,577
Media - 1.7%
Antena 3 Television SA	196,002	1,158,081
Comcast Corp. Class A	295,122	6,168,050
DISH Network Corp. Class A (a)	72,483	1,816,424
JC Decaux SA (a)	6,200	155,129
Liberty Media Corp. Interactive Series A (a)	72,476	1,070,471
MDC Partners, Inc. Class A (sub. vtg.)	140,061	2,019,680
Mood Media Corp. (a)(d)	160,600	432,025
Mood Media Corp. (g)	254,200	683,816
The Walt Disney Co.	215,397	6,496,374
Time Warner, Inc.	192,783	5,777,707
Valassis Communications, Inc. (a)	69,331	1,299,263
		27,077,020
Multiline Retail - 0.6%
Maoye International Holdings Ltd.	3,088,000	638,624
Marisa Lojas SA	111,400	1,284,565
PPR SA	11,200	1,461,861
Target Corp.	136,476	6,692,783
		10,077,833
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	61,900	3,596,390
American Eagle Outfitters, Inc.	105,361	1,234,831
Best Buy Co., Inc.	84,137	1,960,392
Big 5 Sporting Goods Corp.	57,300	348,384
Carphone Warehouse Group PLC	197,157	1,045,550
Casual Male Retail Group, Inc. (a)	233,215	876,888
Citi Trends, Inc. (a)	35,093	413,045
Collective Brands, Inc. (a)	93,700	1,214,352
DSW, Inc. Class A	7,769	358,772
Express, Inc.	35,765	725,672
Fast Retailing Co. Ltd.	5,000	895,544
Foot Locker, Inc.	110,797	2,225,912
Foschini Ltd.	83,196	874,490
GameStop Corp. Class A (a)	12,902	298,036
GOME Electrical Appliances Holdings Ltd.	759,000	174,578
Guess?, Inc.	39,776	1,133,218
Hengdeli Holdings Ltd.	2,540,000	871,311
Home Depot, Inc.	18,900	621,243
Limited Brands, Inc.	31,032	1,195,042
Lowe's Companies, Inc.	276,814	5,353,583
Lumber Liquidators Holdings, Inc. (a)	51,316	774,872
MarineMax, Inc. (a)	107,895	698,081
OfficeMax, Inc. (a)	194,150	941,628
rue21, Inc. (a)	30,923	701,643
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
SuperGroup PLC (a)	84,945	$ 1,377,927
Urban Outfitters, Inc. (a)	76,269	1,702,324
		31,613,708
Textiles, Apparel & Luxury Goods - 0.4%
Bosideng International Holdings Ltd.	3,028,000	625,652
G-III Apparel Group Ltd. (a)	88,890	2,032,025
Peak Sport Products Co. Ltd.	256,000	70,056
PVH Corp.	41,683	2,427,618
VF Corp.	10,964	1,332,345
		6,487,696
TOTAL CONSUMER DISCRETIONARY		122,222,582
CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	36,298	1,926,739
Britvic PLC	228,830	1,124,290
Carlsberg A/S Series B	39,200	2,334,505
Dr Pepper Snapple Group, Inc.	55,725	2,161,016
Grupo Modelo SAB de CV Series C	381,000	2,180,950
PepsiCo, Inc.	16,960	1,049,824
The Coca-Cola Co.	253,625	17,134,905
		27,912,229
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	17,859	779,545
CVS Caremark Corp.	279,170	9,374,529
Droga Raia SA	48,000	655,821
Eurocash SA	75,163	537,721
The Pantry, Inc. (a)	81,417	987,588
Walgreen Co.	127,888	4,206,236
		16,541,440
Food Products - 1.3%
Archer Daniels Midland Co.	86,166	2,137,778
Biostime International Holdings Ltd.	190,000	316,715
Calavo Growers, Inc.	67,034	1,375,538
Calbee, Inc.	7,400	367,400
Danone	27,300	1,689,836
Flowers Foods, Inc.	47,092	916,410
Green Mountain Coffee Roasters, Inc. (a)	36,800	3,420,192
Kraft Foods, Inc. Class A	196,272	6,590,814
Orion Corp.	266	116,030
Pilgrims Pride Corp. (a)	11,200	47,824
Ralcorp Holdings, Inc. (a)	6,160	472,534
Sara Lee Corp.	114,346	1,869,557
Shenguan Holdings Group Ltd.	580,000	294,484
TreeHouse Foods, Inc. (a)	28,106	1,738,075
		21,353,187
Household Products - 1.2%
Kimberly-Clark Corp.	3,351	237,955

	Shares	Value
Procter & Gamble Co.	231,697	$ 14,638,616
Spectrum Brands Holdings, Inc. (a)	55,569	1,312,540
Unicharm Corp.	43,700	2,096,142
Youyuan International Holdings Ltd. (a)	1,015,000	258,089
		18,543,342
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	14,590	1,281,586
Hengan International Group Co. Ltd.	114,500	914,441
		2,196,027
Tobacco - 1.3%
Altria Group, Inc.	167,907	4,501,587
British American Tobacco PLC (United Kingdom)	32,500	1,372,630
Imperial Tobacco Group PLC	52,543	1,781,679
KT&G Corp.	6,098	378,523
Lorillard, Inc.	1,700	188,190
Philip Morris International, Inc.	206,126	12,858,140
		21,080,749
TOTAL CONSUMER STAPLES		107,626,974
ENERGY - 8.2%
Energy Equipment & Services - 2.8%
Aker Solutions ASA	229,472	2,222,475
Baker Hughes, Inc.	76,599	3,535,810
Cal Dive International, Inc. (a)	211,201	403,394
Cameron International Corp. (a)	56,445	2,344,725
Cathedral Energy Services Ltd.	191,700	1,206,926
Ensco International Ltd. ADR	18,460	746,338
Essential Energy Services Ltd. (a)	580,800	847,681
Halliburton Co.	181,900	5,551,588
Hornbeck Offshore Services, Inc. (a)	8,100	201,771
ION Geophysical Corp. (a)	311,105	1,471,527
Kvaerner ASA (a)	171,372	226,849
McDermott International, Inc. (a)	39,611	426,214
National Oilwell Varco, Inc.	139,489	7,144,627
Newpark Resources, Inc. (a)	3,961	24,122
Noble Corp.	46,613	1,368,092
Ocean Rig UDW, Inc. (a)	2,800	42,420
Saipem SpA	51,196	1,821,814
Schlumberger Ltd.	142,665	8,521,380
Transocean Ltd. (United States)	72,809	3,475,902
Trinidad Drilling Ltd.	31,500	181,794
Unit Corp. (a)	26,900	993,148
Vantage Drilling Co. (a)	840,350	1,050,438
Xtreme Coil Drilling Corp. (a)	183,100	522,245
		44,331,280
Oil, Gas & Consumable Fuels - 5.4%
3Legs Resources PLC	36,900	107,627
Alpha Natural Resources, Inc. (a)	66,359	1,173,891
Americas Petrogas, Inc. (a)	284,000	463,264
Americas Petrogas, Inc. (e)	284,000	463,264
Amyris, Inc.	1,100	22,264
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	69,883	$ 4,406,123
Apache Corp.	34,365	2,757,448
Bonavista Energy Corp.	2,300	51,691
Bonavista Energy Corp. (e)	21,700	487,696
BPZ Energy, Inc. (a)(d)	335,072	928,149
Cabot Oil & Gas Corp.	5,600	346,696
Chesapeake Energy Corp.	126,941	3,243,343
Chevron Corp.	77,644	7,183,623
Crown Point Ventures Ltd. (a)	82,400	102,184
Crown Point Ventures Ltd. (a)(e)	187,100	232,023
CVR Energy, Inc. (a)	174,207	3,682,736
Denbury Resources, Inc. (a)	92,989	1,069,374
Double Eagle Petroleum Co. (a)	138,137	879,933
El Paso Corp.	12,887	225,265
EOG Resources, Inc.	14,640	1,039,586
EV Energy Partners LP	20,510	1,470,157
Exxon Mobil Corp.	108,180	7,857,113
Georesources, Inc. (a)	2,200	39,138
Gran Tierra Energy, Inc. (Canada) (a)	84,900	402,512
Gulfport Energy Corp. (a)	69,321	1,676,182
Hess Corp.	11,201	587,604
HollyFrontier Corp.	155,832	4,085,915
InterOil Corp. (a)	47,198	2,299,487
Kosmos Energy Ltd.	73,600	861,856
Marathon Petroleum Corp.	64,650	1,749,429
Niko Resources Ltd.	23,300	959,516
Noble Energy, Inc.	23,160	1,639,728
Northern Oil & Gas, Inc. (a)(d)	303,493	5,884,729
OAO Gazprom sponsored ADR	136,300	1,301,665
Occidental Petroleum Corp.	86,133	6,158,510
Painted Pony Petroleum Ltd. (a)(e)	15,000	156,968
Painted Pony Petroleum Ltd. Class A (a)	11,000	115,110
Paladin Energy Ltd. (Australia) (a)	976,654	1,121,269
Pan Orient Energy Corp. (a)	122,000	271,163
Petroleum Development Corp. (a)	28,959	561,515
Resolute Energy Corp. (a)(d)	185,196	2,103,827
Royal Dutch Shell PLC Class A sponsored ADR	22,902	1,408,931
Southwestern Energy Co. (a)	31,995	1,066,393
Suncor Energy, Inc.	36,680	936,332
TAG Oil Ltd. (a)	124,900	726,786
Talisman Energy, Inc.	82,900	1,018,556
Targa Resources Corp.	23,100	687,225
Tesoro Corp. (a)	128,109	2,494,282
Valero Energy Corp.	149,382	2,656,012
Voyager Oil & Gas, Inc. (a)(d)	490,084	1,029,176
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	152,192	133,125

	Shares	Value
Whiting Petroleum Corp. (a)	82,765	$ 2,903,396
Williams Companies, Inc.	111,193	2,706,438
		87,936,225
TOTAL ENERGY		132,267,505
FINANCIALS - 8.7%
Capital Markets - 1.4%
American Capital Ltd. (a)	59,598	406,458
Ashmore Group PLC	187,900	951,035
BlackRock, Inc. Class A	8,884	1,314,921
FXCM, Inc. Class A (d)	41,100	576,222
Goldman Sachs Group, Inc.	40,989	3,875,510
GP Investments Ltd. (depositary receipt) (a)	415,449	993,897
ICAP PLC	183,000	1,177,131
ICG Group, Inc. (a)	70,706	651,202
Invesco Ltd.	96,581	1,497,971
Knight Capital Group, Inc. Class A (a)	156,573	1,903,928
Morgan Stanley	343,618	4,638,843
State Street Corp.	87,719	2,821,043
TD Ameritrade Holding Corp.	70,029	1,029,776
UBS AG (NY Shares) (a)	133,400	1,524,762
		23,362,699
Commercial Banks - 2.0%
Banco Pine SA	134,600	765,667
Banco Pine SA rights 10/10/11	10,940	58
Bank of Ireland (g)	7,949,078	820,063
CapitalSource, Inc.	668,997	4,107,642
CIT Group, Inc. (a)	84,492	2,566,022
Commercial Bank of Qatar GDR (Reg. S)	150,831	656,093
Guaranty Trust Bank PLC GDR (Reg. S)	103,238	418,114
Huntington Bancshares, Inc.	120,281	577,349
Itau Unibanco Banco Multiplo SA sponsored ADR	37,700	585,104
KeyCorp	132,604	786,342
Regions Financial Corp.	431,181	1,435,833
SunTrust Banks, Inc.	40,650	729,668
Susquehanna Bancshares, Inc.	101,857	557,158
Wells Fargo & Co.	762,931	18,401,896
		32,407,009
Consumer Finance - 0.6%
American Express Co.	87,206	3,915,549
Capital One Financial Corp.	38,607	1,529,995
Discover Financial Services	122,108	2,801,158
Imperial Holdings, Inc. (a)	64,700	155,280
SLM Corp.	94,272	1,173,686
		9,575,668
Diversified Financial Services - 2.2%
Citigroup, Inc.	615,313	15,764,319
CME Group, Inc.	9,480	2,335,872
JPMorgan Chase & Co.	436,896	13,159,308
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
PICO Holdings, Inc. (a)	215,546	$ 4,420,849
		35,680,348
Insurance - 1.0%
AEGON NV (a)	255,973	1,037,594
AFLAC, Inc.	71,796	2,509,270
Assured Guaranty Ltd.	315,254	3,464,641
Berkshire Hathaway, Inc. Class B (a)	15,572	1,106,235
Genworth Financial, Inc. Class A (a)	451,117	2,589,412
Hanover Insurance Group, Inc.	5,593	198,552
Hartford Financial Services Group, Inc.	49,700	802,158
MetLife, Inc.	150,182	4,206,598
Prudential Financial, Inc.	26,100	1,223,046
		17,137,506
Real Estate Investment Trusts - 1.1%
Beni Stabili SpA SIIQ	829,900	439,089
Boston Properties, Inc.	11,325	1,009,058
Campus Crest Communities, Inc.	42,885	466,589
CBL & Associates Properties, Inc.	216,571	2,460,247
Douglas Emmett, Inc.	72,948	1,247,411
Education Realty Trust, Inc.	105,900	909,681
Excel Trust, Inc.	18,300	176,046
Franklin Street Properties Corp.	77,600	877,656
Prologis, Inc.	118,291	2,868,557
Public Storage	4,568	508,647
SL Green Realty Corp.	36,410	2,117,242
Sunstone Hotel Investors, Inc. (a)	11,188	63,660
Weyerhaeuser Co.	268,941	4,182,033
		17,325,916
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	288,137	3,878,324
Forest City Enterprises, Inc. Class A (a)	72,330	771,038
Iguatemi Empresa de Shopping Centers SA	49,700	832,297
Kenedix, Inc. (a)	6,107	732,460
		6,214,119
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	7,417
TOTAL FINANCIALS		141,710,682
HEALTH CARE - 7.2%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	28,900	576,844
Alexion Pharmaceuticals, Inc. (a)	32,700	2,094,762
Alnylam Pharmaceuticals, Inc. (a)	50,500	331,785
Amgen, Inc.	126,500	6,951,175
Amylin Pharmaceuticals, Inc. (a)	81,525	752,476
Ardea Biosciences, Inc. (a)	94,745	1,479,917

	Shares	Value
ARIAD Pharmaceuticals, Inc. (a)	242,249	$ 2,129,369
ArQule, Inc. (a)	176,646	892,062
AVEO Pharmaceuticals, Inc. (a)	106,826	1,644,052
AVEO Pharmaceuticals, Inc.	39,037	600,779
Biogen Idec, Inc. (a)	36,616	3,410,780
Dynavax Technologies Corp. (a)	363,992	677,025
Gilead Sciences, Inc. (a)	53,273	2,066,992
Horizon Pharma, Inc.	58,600	409,614
Human Genome Sciences, Inc. (a)	89,500	1,135,755
Infinity Pharmaceuticals, Inc. (a)	22,472	158,428
InterMune, Inc. (a)	38,294	773,539
Isis Pharmaceuticals, Inc. (a)	44,500	301,710
Micromet, Inc. (a)(d)	145,500	698,400
NPS Pharmaceuticals, Inc. (a)	69,590	453,031
PDL BioPharma, Inc.	133,200	739,260
SIGA Technologies, Inc. (a)	232,093	758,944
Theravance, Inc. (a)	175,365	3,531,851
Thrombogenics NV (a)	52,949	1,218,768
United Therapeutics Corp. (a)	30,400	1,139,696
ZIOPHARM Oncology, Inc. (a)(d)	178,518	787,264
		35,714,278
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	73,606	4,132,241
Boston Scientific Corp. (a)	251,700	1,487,547
C. R. Bard, Inc.	29,113	2,548,552
Conceptus, Inc. (a)	80,100	838,647
Covidien PLC	100,999	4,454,056
Genmark Diagnostics, Inc. (a)	69,019	396,859
GN Store Nordic AS	113,700	702,303
Hill-Rom Holdings, Inc.	18,300	549,366
Inverness Medical Innovations, Inc. (a)	2,771	54,450
Nakanishi, Inc.	3,700	337,682
Opto Circuits India Ltd.	11,233	50,496
Orthofix International NV (a)	60,081	2,073,395
Sirona Dental Systems, Inc. (a)	40,600	1,721,846
		19,347,440
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	344,144	4,315,566
Catalyst Health Solutions, Inc. (a)	44,827	2,586,070
CIGNA Corp.	108,820	4,563,911
Community Health Systems, Inc. (a)	58,200	968,448
DaVita, Inc. (a)	25,129	1,574,834
Emeritus Corp. (a)	82,872	1,168,495
Express Scripts, Inc. (a)	132,600	4,915,482
HealthSpring, Inc. (a)	19,868	724,387
McKesson Corp.	46,114	3,352,488
Medco Health Solutions, Inc. (a)	72,589	3,403,698
Sunrise Senior Living, Inc. (a)	12,194	56,458
UnitedHealth Group, Inc.	19,632	905,428
Universal Health Services, Inc. Class B	43,975	1,495,150
WellPoint, Inc.	24,138	1,575,729
		31,606,144
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	105,493	$ 3,296,656
Sequenom, Inc. (a)	221,800	1,128,962
Thermo Fisher Scientific, Inc. (a)	40,843	2,068,290
		6,493,908
Pharmaceuticals - 1.5%
Cadence Pharmaceuticals, Inc. (a)(d)	458,346	3,002,166
Cardiome Pharma Corp. (a)	91,329	311,893
Columbia Laboratories, Inc. (a)	100,200	195,390
Elan Corp. PLC sponsored ADR (a)	33,703	354,893
Merck & Co., Inc.	278,813	9,119,973
Novo Nordisk A/S Series B	26,882	2,680,958
Roche Holding AG (participation certificate)	1,599	259,502
Sanofi-aventis	27,602	1,815,639
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,100	1,715,842
Valeant Pharmaceuticals International, Inc. (Canada)	87,900	3,275,183
Watson Pharmaceuticals, Inc. (a)	12,499	853,057
		23,584,496
TOTAL HEALTH CARE		116,746,266
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	4,400	239,844
DigitalGlobe, Inc. (a)	73,141	1,421,130
Esterline Technologies Corp. (a)	21,111	1,094,394
GeoEye, Inc. (a)	195,960	5,555,466
Honeywell International, Inc.	80,953	3,554,646
Meggitt PLC	548,424	2,864,749
Precision Castparts Corp.	20,631	3,207,295
Raytheon Co.	58,562	2,393,429
Rockwell Collins, Inc.	26,100	1,377,036
Safran SA	22,700	704,680
Textron, Inc.	218,604	3,856,175
Ultra Electronics Holdings PLC	31,053	728,946
United Technologies Corp.	116,557	8,200,951
		35,198,741
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	14,000	884,100
Airlines - 0.1%
Copa Holdings SA Class A	36,400	2,230,228
Building Products - 0.4%
Armstrong World Industries, Inc.	55,500	1,911,420
Lennox International, Inc.	18,169	468,397
Masco Corp.	155,893	1,109,958
Owens Corning (a)	116,118	2,517,438
		6,007,213

	Shares	Value
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc. (a)	14,000	$ 169,540
Knoll, Inc.	76,525	1,048,393
Pitney Bowes, Inc. (d)	25,924	487,371
Republic Services, Inc.	101,645	2,852,159
Schawk, Inc. Class A	31,321	309,138
Steelcase, Inc. Class A	196,408	1,239,334
Swisher Hygiene, Inc.	113,650	460,283
Swisher Hygiene, Inc.	148,167	600,076
Swisher Hygiene, Inc. (Canada) (a)	8,400	34,055
The Geo Group, Inc. (a)	81,494	1,512,529
		8,712,878
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	45,594	805,646
Chiyoda Corp.	80,000	779,986
Dycom Industries, Inc. (a)	103,330	1,580,949
Fluor Corp.	54,225	2,524,174
Foster Wheeler AG (a)	216,468	3,850,966
Great Lakes Dredge & Dock Corp.	78,511	319,540
Jacobs Engineering Group, Inc. (a)	15,459	499,171
Shaw Group, Inc. (a)	186,198	4,047,945
		14,408,377
Electrical Equipment - 1.0%
Alstom SA	44,364	1,478,542
AMETEK, Inc.	36,150	1,191,866
Cooper Industries PLC Class A	25,441	1,173,339
Emerson Electric Co.	98,171	4,055,444
Fushi Copperweld, Inc. (a)	73,346	363,063
GrafTech International Ltd. (a)	185,137	2,351,240
Powell Industries, Inc. (a)	3,261	100,993
Prysmian SpA	111,000	1,475,281
Regal-Beloit Corp.	43,729	1,984,422
Roper Industries, Inc.	10,000	689,100
Zumtobel AG	48,360	842,953
		15,706,243
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	30,105	959,747
Cookson Group PLC	141,302	954,314
Danaher Corp.	27,002	1,132,464
General Electric Co.	1,087,849	16,578,819
Koninklijke Philips Electronics NV	78,400	1,406,702
Rheinmetall AG	27,400	1,299,920
		22,331,966
Machinery - 1.4%
Actuant Corp. Class A	83,525	1,649,619
Charter International PLC	185,365	2,506,697
Cummins, Inc.	28,426	2,321,267
Dover Corp.	22,676	1,056,702
Fiat Industrial SpA (a)	252,700	1,917,985
Gardner Denver, Inc.	7,798	495,563
Haitian International Holdings Ltd.	316,000	245,654
Ingersoll-Rand Co. Ltd.	200,594	5,634,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	90,095	$ 2,893,851
Pall Corp.	36,651	1,554,002
Stanley Black & Decker, Inc.	39,945	1,961,300
		22,237,325
Professional Services - 0.3%
CBIZ, Inc. (a)	74,763	492,688
Kforce, Inc. (a)	163,137	1,600,374
Robert Half International, Inc.	68,230	1,447,841
SR Teleperformance SA	55,753	1,194,045
		4,734,948
Road & Rail - 0.9%
Arkansas Best Corp.	36,803	594,368
Con-way, Inc.	71,615	1,584,840
CSX Corp.	213,692	3,989,630
Saia, Inc. (a)	116,745	1,228,157
Tegma Gestao Logistica	14,500	157,257
Union Pacific Corp.	70,802	5,782,399
Universal Truckload Services, Inc.	69,005	897,065
		14,233,716
Trading Companies & Distributors - 0.3%
Barloworld Ltd.	74,200	554,456
Beacon Roofing Supply, Inc. (a)	71,807	1,148,194
DXP Enterprises, Inc. (a)	25,294	476,286
Mills Estruturas e Servicos de Engenharia SA	37,000	379,639
Rush Enterprises, Inc. Class A (a)	71,412	1,011,194
Watsco, Inc.	29,515	1,508,217
		5,077,986
TOTAL INDUSTRIALS		151,763,721
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR (a)	388,463	1,099,350
Brocade Communications Systems, Inc. (a)	134,821	582,427
Calix Networks, Inc. (a)	181,872	1,418,602
Cisco Systems, Inc.	606,561	9,395,630
Comverse Technology, Inc. (a)	339,875	2,389,321
Juniper Networks, Inc. (a)	106,480	1,837,845
Polycom, Inc. (a)	40,508	744,132
QUALCOMM, Inc.	51,808	2,519,423
Tekelec (a)	111,754	674,994
ViaSat, Inc. (a)	54,562	1,817,460
		22,479,184
Computers & Peripherals - 2.8%
Apple, Inc. (a)	106,963	40,772,144
Hewlett-Packard Co.	225,378	5,059,736
		45,831,880

	Shares	Value
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	72,057	$ 2,001,743
Avnet, Inc. (a)	133,671	3,486,140
Corning, Inc.	370,948	4,584,917
Ingram Micro, Inc. Class A (a)	45,425	732,705
Jabil Circuit, Inc.	45,019	800,888
Molex, Inc. (d)	87,425	1,780,847
TE Connectivity Ltd.	81,617	2,296,702
		15,683,942
Internet Software & Services - 0.6%
DealerTrack Holdings, Inc. (a)	24,600	385,482
DeNA Co. Ltd.	11,800	494,352
eAccess Ltd.	2,734	690,425
eBay, Inc. (a)	90,355	2,664,569
Facebook, Inc. Class B (a)(g)	61,519	1,537,975
Google, Inc. Class A (a)	5,088	2,617,165
Renren, Inc. ADR (d)	115,000	586,500
		8,976,468
IT Services - 1.4%
Acxiom Corp. (a)	57,433	611,087
Alliance Data Systems Corp. (a)(d)	28,360	2,628,972
Atos Origin SA	7,524	328,478
Cognizant Technology Solutions Corp. Class A (a)	52,800	3,310,560
Fidelity National Information Services, Inc.	89,260	2,170,803
Fiserv, Inc. (a)	22,578	1,146,285
Heartland Payment Systems, Inc.	52,818	1,041,571
MasterCard, Inc. Class A	26,986	8,558,880
Unisys Corp. (a)	148,564	2,330,969
Virtusa Corp. (a)	46,081	608,269
		22,735,874
Office Electronics - 0.2%
Xerox Corp.	492,538	3,432,990
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	240,045	1,219,429
Analog Devices, Inc.	79,060	2,470,625
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	183,349	6,332,874
Avago Technologies Ltd.	70,928	2,324,311
Cymer, Inc. (a)	148,817	5,533,016
Entropic Communications, Inc. (a)(d)	71,660	295,956
Fairchild Semiconductor International, Inc. (a)	38,905	420,174
Freescale Semiconductor Holdings I Ltd.	202,624	2,234,943
Himax Technologies, Inc. sponsored ADR	160,680	178,355
Intersil Corp. Class A	187,848	1,932,956
KLA-Tencor Corp.	31,657	1,211,830
Lam Research Corp. (a)	44,331	1,683,691
LTX-Credence Corp. (a)	497,519	2,631,876
Marvell Technology Group Ltd. (a)	490,582	7,128,156
Maxim Integrated Products, Inc.	115,557	2,695,945
Micron Technology, Inc. (a)	476,478	2,401,449
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	104,038	$ 1,300,475
NXP Semiconductors NV (a)	155,780	2,199,614
Omnivision Technologies, Inc. (a)	14,600	204,984
ON Semiconductor Corp. (a)	421,918	3,025,152
RF Micro Devices, Inc. (a)	337,013	2,136,662
Spansion, Inc. Class A (a)	50,500	617,110
		50,179,583
Software - 1.5%
Aspen Technology, Inc. (a)	30,390	464,055
Autodesk, Inc. (a)	27,800	772,284
BMC Software, Inc. (a)	13,187	508,491
Citrix Systems, Inc. (a)	79,330	4,325,865
DemandTec, Inc. (a)	119,803	783,512
Informatica Corp. (a)	20,269	830,016
JDA Software Group, Inc. (a)	59,864	1,403,212
Micro Focus International PLC	288,936	1,459,713
Oracle Corp.	430,477	12,371,909
Sourcefire, Inc. (a)	32,625	873,045
Taleo Corp. Class A (a)	34,980	899,686
Temenos Group AG (a)	1,120	15,322
		24,707,110
TOTAL INFORMATION TECHNOLOGY		194,027,031
MATERIALS - 4.0%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	16,000	1,221,920
Ashland, Inc.	31,494	1,390,145
CF Industries Holdings, Inc.	5,311	655,324
Clariant AG (Reg.) (a)	224,412	2,054,964
CVR Partners LP	52,100	1,225,913
Dow Chemical Co.	37,117	833,648
Ecolab, Inc.	30,304	1,481,563
Ferro Corp. (a)	52,627	323,656
Huabao International Holdings Ltd.	1,141,000	928,476
Israel Chemicals Ltd.	66,100	790,925
Kraton Performance Polymers, Inc. (a)	44,500	720,010
Lanxess AG	8,749	424,802
LyondellBasell Industries NV Class A	86,816	2,120,915
PolyOne Corp.	87,066	932,477
Spartech Corp. (a)	219,133	701,226
The Mosaic Co.	72,040	3,527,799
W.R. Grace & Co. (a)	168,949	5,626,002
Yara International ASA	41,500	1,609,152
		26,568,917
Construction Materials - 0.1%
HeidelbergCement AG	35,890	1,317,781
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	39,878	1,941,261

	Shares	Value
Metals & Mining - 2.1%
Anglo American PLC (United Kingdom)	31,300	$ 1,088,202
AngloGold Ashanti Ltd. sponsored ADR	32,700	1,352,472
Avion Gold Corp. (a)	470,900	902,899
Avion Gold Corp. (a)(e)	39,600	75,929
Commercial Metals Co.	175,581	1,669,775
Eldorado Gold Corp.	90,209	1,553,250
First Quantum Minerals Ltd.	59,900	797,105
Freeport-McMoRan Copper & Gold, Inc.	94,918	2,890,253
Goldcorp, Inc.	111,000	5,089,927
Grande Cache Coal Corp. (a)	92,900	368,658
Ivanhoe Mines Ltd. (a)	250,870	3,458,048
Kinross Gold Corp.	113,504	1,685,832
Mirabela Nickel Ltd. (a)	302,161	384,902
Newcrest Mining Ltd.	122,954	4,054,591
Pan American Silver Corp.	32,800	878,056
Randgold Resources Ltd. sponsored ADR	50,258	4,860,954
Reliance Steel & Aluminum Co.	19,567	665,474
Ternium SA sponsored ADR	22,904	477,090
United States Steel Corp. (d)	36,240	797,642
Yamana Gold, Inc.	91,800	1,259,262
		34,310,321
TOTAL MATERIALS		64,138,280
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Cbeyond, Inc. (a)	53,437	377,265
CenturyLink, Inc.	71,351	2,363,145
China Telecom Corp. Ltd. (H Shares)	756,000	473,421
China Unicom (Hong Kong) Ltd.	694,000	1,410,964
Iliad SA	1,436	161,612
Koninklijke KPN NV	100,095	1,327,796
Telefonica SA sponsored ADR	14,623	279,592
		6,393,795
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	25,972	1,397,294
NII Holdings, Inc. (a)	34,800	937,860
SBA Communications Corp. Class A (a)	49,349	1,701,554
Sprint Nextel Corp. (a)	384,831	1,169,886
TIM Participacoes SA	262,381	1,213,564
Turkcell Iletisim Hizmet AS	229,000	1,039,118
		7,459,276
TOTAL TELECOMMUNICATION SERVICES		13,853,071
UTILITIES - 1.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	34,906	1,327,126
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	67,800	792,582
Ceske Energeticke Zavody AS	15,000	578,035
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Edison International	88,169	$ 3,372,464
El Paso Electric Co.	30,800	988,372
FirstEnergy Corp.	16,450	738,770
Fortum Corp.	16,014	379,763
NextEra Energy, Inc.	59,713	3,225,696
NV Energy, Inc.	61,797	909,034
PPL Corp.	38,047	1,085,861
		13,397,703
Gas Utilities - 0.1%
Aygaz A/S	10,140	52,485
China Gas Holdings Ltd.	1,442,000	369,996
ONEOK, Inc.	17,629	1,164,219
		1,586,700
Independent Power Producers & Energy Traders - 0.5%
The AES Corp. (a)	801,999	7,827,510
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	81,973	1,608,310
CMS Energy Corp.	41,033	812,043
National Grid PLC	177,542	1,760,192
NiSource, Inc.	7,800	166,764
Public Service Enterprise Group, Inc.	40,151	1,339,839
Sempra Energy	28,207	1,452,661
		7,139,809
TOTAL UTILITIES		29,951,722
TOTAL COMMON STOCKS (Cost $1,161,242,183)		1,074,307,834
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	1,712,045
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	13,700	728,155
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
TOTAL INFORMATION TECHNOLOGY		728,155

	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	24,500	$ 1,357,300
TOTAL CONVERTIBLE PREFERRED STOCKS		3,797,500
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	14,400	1,930,277
TOTAL PREFERRED STOCKS (Cost $5,999,186)		5,727,777
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,932,389)	143,420	1,974,893
Convertible Bonds - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	$ 2,396,000	1,006,320
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	516,700	516,700
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	540,000	260,550
TOTAL CONVERTIBLE BONDS (Cost $2,209,382)		1,783,570
Fixed-Income Funds - 31.9%
	Shares
Fidelity High Income Central Fund 2 (f)	793,847	80,988,300
Fidelity VIP Investment Grade Central Fund (f)	4,000,403	435,523,885
TOTAL FIXED-INCOME FUNDS (Cost $481,897,684)		516,512,185
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	16,359,133	$ 16,359,133
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,048,875	9,048,875
TOTAL MONEY MARKET FUNDS (Cost $25,408,008)		25,408,008
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,678,688,832)	1,625,714,267
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,153,390)
NET ASSETS - 100%	$ 1,619,560,877
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,682,750 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,558,554 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 516,700
Bank of Ireland	7/29/11	$ 1,142,163
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,538,390
Mood Media Corp.	2/2/11	$ 514,497
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,948
Fidelity High Income Central Fund 2	4,405,308
Fidelity Securities Lending Cash Central Fund	184,603
Fidelity VIP Investment Grade Central Fund	11,324,674
Total	$ 15,982,533
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 82,855,310	$ 4,405,308	$ -	$ 80,988,300	13.0%
Fidelity VIP Investment Grade Central Fund	407,380,000	37,693,972	25,181,135	435,523,885	11.4%
Total	$ 490,235,310	$ 42,099,280	$ 25,181,135	$ 516,512,185
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 124,152,859	$ 117,180,905	$ 6,971,954	$ -
Consumer Staples	107,626,974	99,585,781	8,041,193	-
Energy	132,267,505	131,013,111	1,254,394	-
Financials	143,422,727	141,652,673	1,770,054	-
Health Care	116,746,266	111,861,491	4,884,775	-
Industrials	151,763,721	149,331,379	2,432,342	-
Information Technology	194,755,186	192,032,434	1,184,777	1,537,975
Materials	64,138,280	58,770,311	5,367,969	-
Telecommunication Services	13,853,071	10,929,568	2,923,503	-
Utilities	31,309,022	29,178,834	2,130,188	-
Investment Companies	1,974,893	1,974,893	-	-
Corporate Bonds	1,783,570	-	1,266,870	516,700
Fixed-Income Funds	516,512,185	516,512,185	-	-
Money Market Funds	25,408,008	25,408,008	-	-
Total Investments in Securities:	$ 1,625,714,267	$ 1,585,431,573	$ 38,228,019	$ 2,054,675
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 600,666
Total Realized Gain (Loss)	19,972
Total Unrealized Gain (Loss)	(20,997)
Cost of Purchases	2,055,090
Proceeds of Sales	(19,972)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(580,084)
Ending Balance	$ 2,054,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (415)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,680,589,612. Net unrealized depreciation aggregated $54,875,345, of which $149,509,592 related to appreciated investment securities and $204,384,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2011

1.808777.107

VIPDCA-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 32.1%
Automobiles - 1.5%
Ford Motor Co. (a)	69,368	$ 670,789
Diversified Consumer Services - 2.0%
Career Education Corp. (a)(d)	14,247	185,923
DeVry, Inc.	9,141	337,851
ITT Educational Services, Inc. (a)(d)	6,696	385,556
		909,330
Hotels, Restaurants & Leisure - 5.8%
Arcos Dorados Holdings, Inc.	7,300	169,287
Chipotle Mexican Grill, Inc. (a)	2,260	684,667
Las Vegas Sands Corp. (a)	2,000	76,680
McDonald's Corp.	2,713	238,256
Paddy Power PLC (Ireland)	12,842	662,420
Starbucks Corp.	14,532	541,898
Starwood Hotels & Resorts Worldwide, Inc.	3,436	133,386
Texas Roadhouse, Inc. Class A	12,494	165,171
		2,671,765
Media - 6.8%
Interpublic Group of Companies, Inc.	88,678	638,482
Kabel Deutschland Holding AG (a)	5,981	323,579
Time Warner, Inc.	9,685	290,259
Virgin Media, Inc. (d)	76,951	1,873,757
		3,126,077
Multiline Retail - 0.9%
PPR SA	3,046	397,574
Specialty Retail - 10.8%
Bed Bath & Beyond, Inc. (a)	17,910	1,026,422
DSW, Inc. Class A	15,544	717,822
Express, Inc.	14,265	289,437
Limited Brands, Inc.	8,446	325,255
Tiffany & Co., Inc.	9,271	563,862
TJX Companies, Inc.	24,810	1,376,211
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,369	334,113
Williams-Sonoma, Inc.	9,979	307,253
		4,940,375
Textiles, Apparel & Luxury Goods - 4.3%
Burberry Group PLC	8,271	151,454
Coach, Inc.	11,136	577,179
Oxford Industries, Inc.	10,055	344,887
PVH Corp.	15,724	915,766
		1,989,286
TOTAL CONSUMER DISCRETIONARY		14,705,196
CONSUMER STAPLES - 11.9%
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	7,644	296,434

	Shares	Value
Food & Staples Retailing - 1.5%
Fresh Market, Inc. (d)	6,047	$ 230,754
Whole Foods Market, Inc.	6,687	436,728
		667,482
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	8,661	804,953
Personal Products - 1.3%
Elizabeth Arden, Inc. (a)	4,066	115,637
Estee Lauder Companies, Inc. Class A	902	79,232
Nu Skin Enterprises, Inc. Class A	9,495	384,737
		579,606
Tobacco - 6.8%
Altria Group, Inc.	23,840	639,150
Lorillard, Inc.	13,222	1,463,675
Reynolds American, Inc.	26,850	1,006,338
		3,109,163
TOTAL CONSUMER STAPLES		5,457,638
ENERGY - 11.6%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	16,116	743,915
Compagnie Generale de Geophysique SA (a)	1,980	34,876
National Oilwell Varco, Inc.	9,568	490,073
Oceaneering International, Inc.	10,320	364,709
		1,633,573
Oil, Gas & Consumable Fuels - 8.0%
Alpha Natural Resources, Inc. (a)	14,600	258,274
Chevron Corp.	13,659	1,263,731
Hess Corp.	2,600	136,396
Occidental Petroleum Corp.	17,544	1,254,396
Patriot Coal Corp. (a)	4,892	41,386
Royal Dutch Shell PLC Class A sponsored ADR	11,754	723,106
		3,677,289
TOTAL ENERGY		5,310,862
FINANCIALS - 3.6%
Capital Markets - 0.8%
Morgan Stanley	12,655	170,843
UBS AG (a)	16,570	189,537
		360,380
Commercial Banks - 0.7%
Comerica, Inc.	2,900	66,613
SunTrust Banks, Inc.	3,900	70,005
SVB Financial Group (a)	1,326	49,062
U.S. Bancorp	2,900	68,266
Wells Fargo & Co.	2,900	69,948
		323,894
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.8%
Citigroup, Inc.	9,775	$ 250,436
MSCI, Inc. Class A (a)	3,078	93,356
		343,792
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	45,099	607,033
TOTAL FINANCIALS		1,635,099
HEALTH CARE - 5.0%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	6,852	438,939
Biogen Idec, Inc. (a)	13,484	1,256,035
		1,694,974
Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	4,674	333,163
Pharmaceuticals - 0.6%
Shire PLC	7,900	246,414
TOTAL HEALTH CARE		2,274,551
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
Textron, Inc.	40,267	710,310
Airlines - 6.0%
United Continental Holdings, Inc. (a)	118,850	2,303,313
US Airways Group, Inc. (a)(d)	82,321	452,766
		2,756,079
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	5,199	419,663
Electrical Equipment - 0.5%
Emerson Electric Co.	2,915	120,419
Rockwell Automation, Inc.	1,900	106,400
		226,819
Industrial Conglomerates - 1.0%
Danaher Corp.	11,198	469,644
Machinery - 3.3%
Cummins, Inc.	2,938	239,917
Greenbrier Companies, Inc. (a)	6,386	74,397
Joy Global, Inc.	3,937	245,590
Titan International, Inc. (d)	12,800	192,000
Trinity Industries, Inc.	6,936	148,500
WABCO Holdings, Inc. (a)	5,168	195,660
Wabtec Corp.	7,889	417,091
		1,513,155
Professional Services - 0.6%
Robert Half International, Inc.	12,671	268,879

	Shares	Value
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	1,769	$ 33,965
TOTAL INDUSTRIALS		6,398,514
INFORMATION TECHNOLOGY - 15.5%
Computers & Peripherals - 6.3%
Apple, Inc. (a)	7,579	2,888,960
Internet Software & Services - 1.9%
OpenTable, Inc. (a)(d)	1,821	83,784
VeriSign, Inc.	27,659	791,324
		875,108
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	5,090	319,143
Paychex, Inc.	4,383	115,580
		434,723
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	3,930	135,742
KLA-Tencor Corp.	2,950	112,926
Micron Technology, Inc. (a)	14,620	73,685
RF Micro Devices, Inc. (a)	5,442	34,502
		356,855
Software - 5.6%
Ariba, Inc. (a)	28,368	786,077
Citrix Systems, Inc. (a)	9,644	525,887
FactSet Research Systems, Inc.	1,921	170,911
Intuit, Inc.	13,166	624,595
salesforce.com, Inc. (a)	4,100	468,548
		2,576,018
TOTAL INFORMATION TECHNOLOGY		7,131,664
MATERIALS - 0.6%
Chemicals - 0.1%
The Mosaic Co.	1,433	70,174
Metals & Mining - 0.5%
Walter Energy, Inc. (d)	3,696	221,797
TOTAL MATERIALS		291,971
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
Iliad SA	1,395	156,998
Telenet Group Holding NV	4,330	160,088
		317,086
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA (depositary receipt)	1,564	$ 157,325
TOTAL TELECOMMUNICATION SERVICES		474,411
TOTAL COMMON STOCKS (Cost $45,224,839)		43,679,906
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.12% (b)	1,997,446	1,997,446
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,907,375	2,907,375
TOTAL MONEY MARKET FUNDS (Cost $4,904,821)		4,904,821
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $50,129,660)	48,584,727
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(2,745,693)
NET ASSETS - 100%	$ 45,839,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,361
Fidelity Securities Lending Cash Central Fund	6,390
Total	$ 9,751
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,705,196	$ 14,705,196	$ -	$ -
Consumer Staples	5,457,638	5,457,638	-	-
Energy	5,310,862	5,275,986	34,876	-
Financials	1,635,099	1,445,562	189,537	-
Health Care	2,274,551	2,028,137	246,414	-
Industrials	6,398,514	6,398,514	-	-
Information Technology	7,131,664	7,131,664	-	-
Materials	291,971	291,971	-	-
Telecommunication Services	474,411	474,411	-	-
Money Market Funds	4,904,821	4,904,821	-	-
Total Investments in Securities:	$ 48,584,727	$ 48,113,900	$ 470,827	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $50,429,444. Net unrealized depreciation aggregated $1,844,717, of which $5,295,505 related to appreciated investment securities and $7,140,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2011

1.808773.107

VIPGI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.2%
Autoliv, Inc.	25,401	$ 1,231,949
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	9,106	609,584
Distributors - 0.4%
Li & Fung Ltd.	1,634,000	2,726,428
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	26,608	1,549,916
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp. unit	34,995	1,060,349
McDonald's Corp.	117,715	10,337,731
Yum! Brands, Inc.	90,088	4,449,446
		15,847,526
Household Durables - 1.1%
D.R. Horton, Inc.	218,788	1,977,844
Lennar Corp. Class A	19,800	268,092
Ryland Group, Inc.	191,659	2,041,168
Toll Brothers, Inc. (a)	211,300	3,049,059
		7,336,163
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	49,400	1,610,934
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	324,291	6,709,581
Kabel Deutschland Holding AG (a)	22,700	1,228,096
Regal Entertainment Group Class A (d)	47,075	552,661
The Walt Disney Co.	36,397	1,097,734
Time Warner, Inc.	283,200	8,487,504
Viacom, Inc. Class B (non-vtg.)	54,298	2,103,505
		20,179,081
Multiline Retail - 2.0%
Target Corp.	266,371	13,062,834
Specialty Retail - 2.1%
Foot Locker, Inc.	9,200	184,828
Limited Brands, Inc.	21,200	816,412
Lowe's Companies, Inc.	479,378	9,271,171
Staples, Inc.	261,170	3,473,561
		13,745,972
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	4,700	571,144
TOTAL CONSUMER DISCRETIONARY		78,471,531
CONSUMER STAPLES - 12.7%
Beverages - 4.4%
Dr Pepper Snapple Group, Inc.	96,817	3,754,563
PepsiCo, Inc.	236,943	14,666,772
The Coca-Cola Co.	158,813	10,729,406
		29,150,741

	Shares	Value
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	72,214	$ 2,424,946
Sysco Corp.	88,345	2,288,136
Walgreen Co.	109,820	3,611,980
		8,325,062
Food Products - 0.9%
Danone	82,200	5,088,078
Tate & Lyle PLC	64,345	628,267
		5,716,345
Household Products - 3.8%
Colgate-Palmolive Co.	56,102	4,975,125
Kimberly-Clark Corp.	119,773	8,505,081
Procter & Gamble Co.	186,633	11,791,473
WD-40 Co.	1,700	67,728
		25,339,407
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	108,800	9,218,624
Lorillard, Inc.	51,888	5,744,002
		14,962,626
TOTAL CONSUMER STAPLES		83,494,181
ENERGY - 11.4%
Energy Equipment & Services - 1.1%
Exterran Partners LP	117,081	2,566,416
Halliburton Co.	33,300	1,016,316
Transocean Ltd. (United States)	76,267	3,640,987
		7,223,719
Oil, Gas & Consumable Fuels - 10.3%
ARC Resources Ltd. (d)	62,900	1,353,643
Atlas Pipeline Partners, LP	34,700	1,036,489
Bonavista Energy Corp. (e)	30,600	687,719
Chevron Corp.	268,949	24,883,161
Daylight Energy Ltd. (d)	223,700	1,130,984
EXCO Resources, Inc.	65,200	698,944
Exxon Mobil Corp.	325,160	23,616,371
Inergy LP	4,800	120,096
Legacy Reserves LP	23,302	604,687
Penn West Petroleum Ltd. (d)	58,800	872,212
QEP Resources, Inc.	22,910	620,174
Royal Dutch Shell PLC Class A (United Kingdom)	252,782	7,811,959
Suncor Energy, Inc.	99,600	2,542,494
Williams Companies, Inc.	66,510	1,618,853
		67,597,786
TOTAL ENERGY		74,821,505
FINANCIALS - 16.1%
Capital Markets - 3.1%
Apollo Global Management LLC Class A	94,878	971,551
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	605,771	$ 3,066,043
BlackRock, Inc. Class A	6,500	962,065
Charles Schwab Corp.	123,500	1,391,845
Goldman Sachs Group, Inc.	34,141	3,228,032
ICAP PLC	48,600	312,615
KKR & Co. LP	191,041	1,986,826
Morgan Stanley	221,804	2,994,354
Northern Trust Corp.	69,977	2,447,795
State Street Corp.	26,955	866,873
The Blackstone Group LP	175,085	2,097,518
		20,325,517
Commercial Banks - 7.0%
BB&T Corp.	295,295	6,298,642
DBS Group Holdings Ltd.	37,193	333,665
FirstMerit Corp.	14,900	169,264
Regions Financial Corp.	472,331	1,572,862
Standard Chartered PLC (United Kingdom)	84,964	1,705,566
SunTrust Banks, Inc.	159,321	2,859,812
U.S. Bancorp	393,963	9,273,889
Wells Fargo & Co.	989,935	23,877,232
		46,090,932
Diversified Financial Services - 4.1%
Citigroup, Inc.	139,800	3,581,676
JPMorgan Chase & Co.	636,275	19,164,603
KKR Financial Holdings LLC	558,230	4,147,649
		26,893,928
Insurance - 0.5%
AFLAC, Inc.	14,488	506,356
Genworth Financial, Inc. Class A (a)	177,386	1,018,196
MetLife, Inc.	21,100	591,011
MetLife, Inc. unit (a)	17,700	1,004,475
		3,120,038
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	28,800	780,480
BRE Properties, Inc.	19,300	817,162
CBL & Associates Properties, Inc.	114,160	1,296,858
Public Storage	24,934	2,776,401
Ventas, Inc.	21,469	1,060,569
Weyerhaeuser Co.	89,232	1,387,558
		8,119,028
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	104,587	956,971
MGIC Investment Corp. (a)	2,200	4,114
Radian Group, Inc.	94,900	207,831
		1,168,916
TOTAL FINANCIALS		105,718,359

	Shares	Value
HEALTH CARE - 10.4%
Biotechnology - 1.4%
Amgen, Inc.	153,616	$ 8,441,199
ARIAD Pharmaceuticals, Inc. (a)	62,400	548,496
		8,989,695
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	15,548	305,518
Meridian Bioscience, Inc.	39,168	616,504
Steris Corp.	2,400	70,248
		992,270
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	88,000	1,103,520
Express Scripts, Inc. (a)	31,759	1,177,306
McKesson Corp.	85,346	6,204,654
Medco Health Solutions, Inc. (a)	42,716	2,002,953
		10,488,433
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	117,500	1,625,025
Pharmaceuticals - 7.0%
Abbott Laboratories	85,700	4,382,698
Cardiome Pharma Corp. (a)	76,654	261,777
GlaxoSmithKline PLC sponsored ADR	189,600	7,828,584
Johnson & Johnson	127,923	8,149,974
Merck & Co., Inc.	368,277	12,046,341
Pfizer, Inc.	520,154	9,196,323
Roche Holding AG (participation certificate)	17,195	2,790,583
Sanofi-aventis	20,970	1,379,391
		46,035,671
TOTAL HEALTH CARE		68,131,094
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.7%
Embraer SA sponsored ADR	38,500	976,745
Honeywell International, Inc.	114,943	5,047,147
MTU Aero Engines Holdings AG	4,100	259,003
Rockwell Collins, Inc.	106,900	5,640,044
The Boeing Co.	87,700	5,306,727
United Technologies Corp.	102,364	7,202,331
		24,431,997
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	24,060	1,647,388
United Parcel Service, Inc. Class B	72,916	4,604,645
		6,252,033
Building Products - 0.8%
Lennox International, Inc.	42,450	1,094,361
Owens Corning (a)	124,400	2,696,992
Quanex Building Products Corp.	118,902	1,301,977
		5,093,330
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Aggreko PLC	24,190	$ 614,627
Covanta Holding Corp.	24,900	378,231
Healthcare Services Group, Inc.	65,489	1,056,992
Interface, Inc. Class A	21,560	255,702
Republic Services, Inc.	78,370	2,199,062
Waste Management, Inc.	26,173	852,193
		5,356,807
Electrical Equipment - 0.7%
Alstom SA	15,431	514,277
Emerson Electric Co.	97,635	4,033,302
Rockwell Automation, Inc.	4,654	260,624
		4,808,203
Industrial Conglomerates - 4.1%
Danaher Corp.	114,800	4,814,712
General Electric Co.	968,027	14,752,731
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	405,202	7,269,324
		26,836,767
Machinery - 1.5%
Douglas Dynamics, Inc.	80,837	1,033,097
Graco, Inc.	21,315	727,694
Ingersoll-Rand Co. Ltd.	218,611	6,140,783
PACCAR, Inc.	38,052	1,286,919
SPX Corp.	16,400	743,084
		9,931,577
Professional Services - 1.0%
Bureau Veritas SA	45,307	3,287,638
Michael Page International PLC	345,788	1,989,096
Robert Half International, Inc.	50,937	1,080,883
		6,357,617
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	35,279	564,111
Watsco, Inc.	29,197	1,491,967
		2,056,078
TOTAL INDUSTRIALS		91,124,409
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	613,370	9,501,101
Juniper Networks, Inc. (a)	159,035	2,744,944
QUALCOMM, Inc.	76,693	3,729,581
		15,975,626
Computers & Peripherals - 5.4%
Apple, Inc. (a)	69,579	26,522,116
EMC Corp. (a)	222,867	4,677,978
Hewlett-Packard Co.	192,075	4,312,084
		35,512,178

	Shares	Value
Electronic Equipment & Components - 0.8%
Coretronic Corp.	1,249,000	$ 953,566
Corning, Inc.	256,208	3,166,731
Everlight Electronics Co. Ltd.	515,000	876,273
Spectris PLC	7,000	127,525
		5,124,095
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	21,603	11,112,151
IT Services - 5.2%
Accenture PLC Class A	6,400	337,152
Cognizant Technology Solutions Corp. Class A (a)	38,022	2,383,979
Fidelity National Information Services, Inc.	82,960	2,017,587
International Business Machines Corp.	38,700	6,773,661
MasterCard, Inc. Class A	27,468	8,711,751
Paychex, Inc.	285,470	7,527,844
Visa, Inc. Class A	74,141	6,355,367
		34,107,341
Semiconductors & Semiconductor Equipment - 0.9%
KLA-Tencor Corp.	50,324	1,926,403
Siliconware Precision Industries Co. Ltd. sponsored ADR	545,270	2,606,391
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	102,600	1,172,718
		5,705,512
Software - 1.6%
ANSYS, Inc. (a)	20,363	998,602
Microsoft Corp.	308,250	7,672,343
Oracle Corp.	75,487	2,169,496
		10,840,441
TOTAL INFORMATION TECHNOLOGY		118,377,344
MATERIALS - 0.9%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	14,762	1,127,374
Akzo Nobel NV	11,261	502,791
BASF AG	6,531	403,255
PPG Industries, Inc.	10,600	748,996
Praxair, Inc.	19,890	1,859,317
		4,641,733
Metals & Mining - 0.2%
Nucor Corp.	31,316	990,838
TOTAL MATERIALS		5,632,571
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	153,956	2,042,282
Common Stocks - continued
	Shares	Value
UTILITIES - 1.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	32,238	$ 1,225,689
FirstEnergy Corp.	12,622	566,854
NextEra Energy, Inc.	24,047	1,299,019
PPL Corp.	69,419	1,981,218
		5,072,780
Gas Utilities - 0.2%
National Fuel Gas Co.	24,726	1,203,662
ONEOK, Inc.	8,100	534,924
		1,738,586
Multi-Utilities - 0.8%
National Grid PLC	481,739	4,776,072
TECO Energy, Inc.	32,952	564,468
		5,340,540
TOTAL UTILITIES		12,151,906
TOTAL COMMON STOCKS (Cost $694,572,388)		639,965,182
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.7%
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	16,077	3,086,784
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	10,300	414,678
TOTAL HEALTH CARE		3,501,462
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	16,000	871,000
TOTAL CONVERTIBLE PREFERRED STOCKS		4,372,462
Nonconvertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Germany)	71,100	3,449,833
Volkswagen AG	22,390	3,001,312
		6,451,145
TOTAL PREFERRED STOCKS (Cost $13,933,873)		10,823,607
Convertible Bonds - 0.1%
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25 (Cost $836,483)	$ 710,000	$ 791,437
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	4,735,653	4,735,653
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,620,861	12,620,861
TOTAL MONEY MARKET FUNDS (Cost $17,356,514)		17,356,514
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $726,699,258)	668,936,740
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(11,765,773)
NET ASSETS - 100%	$ 657,170,967
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $687,719 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,044
Fidelity Securities Lending Cash Central Fund	83,610
Total	$ 89,654
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,922,676	$ 82,196,248	$ 2,726,428	$ -
Consumer Staples	83,494,181	83,494,181	-	-
Energy	74,821,505	67,009,546	7,811,959	-
Financials	105,718,359	104,380,219	1,338,140	-
Health Care	71,632,556	70,253,165	1,379,391	-
Industrials	91,124,409	91,124,409	-	-
Information Technology	118,377,344	116,547,505	1,829,839	-
Materials	5,632,571	5,632,571	-	-
Telecommunication Services	2,042,282	2,042,282	-	-
Utilities	13,022,906	7,375,834	5,647,072	-
Corporate Bonds	791,437	-	791,437	-
Money Market Funds	17,356,514	17,356,514	-	-
Total Investments in Securities:	$ 668,936,740	$ 647,412,474	$ 21,524,266	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 390,000
Total Realized Gain (Loss)	(65,406)
Total Unrealized Gain (Loss)	10,000
Cost of Purchases	-
Proceeds of Sales	(334,594)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $733,640,666. Net unrealized depreciation aggregated $64,703,926, of which $46,095,099 related to appreciated investment securities and $110,799,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2011

1.808783.107

VIPGRO-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.4%
Johnson Controls, Inc.	9,900	$ 261,063
Tenneco, Inc. (a)	41,700	1,067,937
		1,329,000
Automobiles - 0.2%
Ford Motor Co. (a)	47,900	463,193
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(d)	30,100	1,204,000
Weight Watchers International, Inc.	7,900	460,175
		1,664,175
Hotels, Restaurants & Leisure - 5.0%
Arcos Dorados Holdings, Inc.	32,000	742,080
BJ's Restaurants, Inc. (a)	73,300	3,233,263
Buffalo Wild Wings, Inc. (a)	9,300	556,140
Chipotle Mexican Grill, Inc. (a)	3,900	1,181,505
Dunkin' Brands Group, Inc. (a)(d)	37,800	1,047,060
Hyatt Hotels Corp. Class A (a)	29,300	919,141
Las Vegas Sands Corp. unit	2,600	1,675,050
McDonald's Corp.	35,900	3,152,738
Starbucks Corp.	40,900	1,525,161
Starwood Hotels & Resorts Worldwide, Inc.	19,800	768,636
The Cheesecake Factory, Inc. (a)(d)	25,000	616,250
		15,417,024
Household Durables - 1.3%
iRobot Corp. (a)	10,600	266,696
Lennar Corp. Class A	132,000	1,787,280
SodaStream International Ltd.	7,900	261,095
Tempur-Pedic International, Inc. (a)	17,100	899,631
Tupperware Brands Corp.	17,000	913,580
		4,128,282
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	26,500	5,730,095
Media - 0.8%
Comcast Corp. Class A	13,800	288,420
DIRECTV (a)	29,200	1,233,700
DreamWorks Animation SKG, Inc. Class A (a)	8,300	150,894
Pandora Media, Inc. (d)	14,800	216,820
The Walt Disney Co.	20,900	630,344
		2,520,178
Multiline Retail - 0.4%
JCPenney Co., Inc. (d)	24,650	660,127
Target Corp.	13,700	671,848
		1,331,975
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	12,800	787,968
Bed Bath & Beyond, Inc. (a)	10,300	590,293
DSW, Inc. Class A	32,300	1,491,614
Francescas Holdings Corp. (a)	8,700	184,527

	Shares	Value
Home Depot, Inc.	28,100	$ 923,647
Jos. A. Bank Clothiers, Inc. (a)	7,700	359,051
Lumber Liquidators Holdings, Inc. (a)(d)	59,100	892,410
Staples, Inc.	22,800	303,240
Teavana Holdings, Inc. (a)	500	10,170
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17,200	1,070,356
		6,613,276
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	30,600	1,585,998
Fossil, Inc. (a)	25,300	2,050,818
lululemon athletica, Inc. (a)(d)	127,372	6,196,648
NIKE, Inc. Class B	11,300	966,263
Steven Madden Ltd. (a)	32,250	970,725
Vera Bradley, Inc. (d)	18,800	677,740
		12,448,192
TOTAL CONSUMER DISCRETIONARY		51,645,390
CONSUMER STAPLES - 7.8%
Beverages - 1.7%
PepsiCo, Inc.	18,100	1,120,390
The Coca-Cola Co.	59,100	3,992,796
		5,113,186
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	13,000	1,067,560
Droga Raia SA	2,000	27,326
Fresh Market, Inc.	11,200	427,392
Wal-Mart Stores, Inc.	35,900	1,863,210
Walgreen Co.	23,200	763,048
Whole Foods Market, Inc.	17,500	1,142,925
		5,291,461
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	23,200	2,156,208
Household Products - 0.4%
Church & Dwight Co., Inc.	13,800	609,960
Procter & Gamble Co.	7,000	442,260
		1,052,220
Personal Products - 1.6%
Avon Products, Inc.	19,658	385,297
Herbalife Ltd.	85,800	4,598,880
		4,984,177
Tobacco - 1.7%
Altria Group, Inc.	30,800	825,748
Philip Morris International, Inc.	72,900	4,547,502
		5,373,250
TOTAL CONSUMER STAPLES		23,970,502
ENERGY - 9.0%
Energy Equipment & Services - 2.6%
Carbo Ceramics, Inc.	4,400	451,132
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	13,860	$ 521,136
Halliburton Co.	43,500	1,327,620
National Oilwell Varco, Inc.	16,303	835,040
Schlumberger Ltd.	75,900	4,533,507
Transocean Ltd. (United States)	5,379	256,793
		7,925,228
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	11,900	750,295
Chesapeake Energy Corp.	77,336	1,975,935
Chevron Corp.	8,500	786,420
Concho Resources, Inc. (a)	9,800	697,172
EOG Resources, Inc.	3,400	241,434
EXCO Resources, Inc.	23,500	251,920
Exxon Mobil Corp.	133,000	9,659,790
Hess Corp.	24,000	1,259,040
Noble Energy, Inc.	6,100	431,880
Occidental Petroleum Corp.	14,300	1,022,450
Peabody Energy Corp.	9,700	328,636
Range Resources Corp.	6,700	391,682
Solazyme, Inc.	4,600	44,206
Southwestern Energy Co. (a)	39,507	1,316,768
Valero Energy Corp.	31,400	558,292
		19,715,920
TOTAL ENERGY		27,641,148
FINANCIALS - 2.7%
Capital Markets - 0.3%
Charles Schwab Corp.	44,200	498,134
Goldman Sachs Group, Inc.	1,909	180,496
Morgan Stanley	9,000	121,500
T. Rowe Price Group, Inc.	5,500	262,735
		1,062,865
Commercial Banks - 0.3%
Signature Bank, New York (a)	9,100	434,343
Wells Fargo & Co.	18,600	448,632
		882,975
Consumer Finance - 1.3%
Discover Financial Services	180,000	4,129,200
Diversified Financial Services - 0.5%
BM&F Bovespa SA	119,429	558,097
CME Group, Inc.	900	221,760
JPMorgan Chase & Co.	22,200	668,664
		1,448,521
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	4,087	449,488

	Shares	Value
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	25,000	$ 374,750
TOTAL FINANCIALS		8,347,799
HEALTH CARE - 20.0%
Biotechnology - 16.7%
Alexion Pharmaceuticals, Inc. (a)	15,100	967,306
Alkermes PLC (a)	117,600	1,794,576
Alnylam Pharmaceuticals, Inc. (a)	23,500	154,395
Amarin Corp. PLC ADR (a)	42,200	388,240
Amylin Pharmaceuticals, Inc. (a)	58,300	538,109
Celgene Corp. (a)	11,965	740,873
Cepheid, Inc. (a)	95,700	3,716,031
Exelixis, Inc. (a)	393,128	2,146,479
Human Genome Sciences, Inc. (a)	165,000	2,093,850
ImmunoGen, Inc. (a)(d)	267,763	2,934,682
Immunomedics, Inc. (a)(d)	310,500	993,600
InterMune, Inc. (a)	65,300	1,319,060
Isis Pharmaceuticals, Inc. (a)(d)	216,800	1,469,904
Lexicon Pharmaceuticals, Inc. (a)(d)	961,500	884,484
Metabolix, Inc. (a)(d)	153,605	672,790
Micromet, Inc. (a)(d)	182,255	874,824
NPS Pharmaceuticals, Inc. (a)	55,000	358,050
Pharmasset, Inc. (a)	148,220	12,208,881
Regeneron Pharmaceuticals, Inc. (a)	133,400	7,763,880
Rigel Pharmaceuticals, Inc. (a)	162,400	1,195,264
Seattle Genetics, Inc. (a)(d)	329,238	6,275,276
Transition Therapeutics, Inc. (a)	148,408	267,134
Vertex Pharmaceuticals, Inc. (a)	37,800	1,683,612
		51,441,300
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	8,900	499,646
Health Care Providers & Services - 0.6%
Express Scripts, Inc. (a)	17,700	656,139
McKesson Corp.	8,800	639,760
Medco Health Solutions, Inc. (a)	12,800	600,192
		1,896,091
Health Care Technology - 0.1%
athenahealth, Inc. (a)	6,200	369,210
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	6,500	265,980
Pharmaceuticals - 2.3%
Abbott Laboratories	33,100	1,692,734
Allergan, Inc.	16,800	1,383,984
Elan Corp. PLC sponsored ADR (a)	219,900	2,315,547
Endocyte, Inc.	36,100	382,660
Johnson & Johnson	5,700	363,147
MAP Pharmaceuticals, Inc. (a)	76,316	1,115,740
		7,253,812
TOTAL HEALTH CARE		61,726,039
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	22,900	$ 1,005,539
ITT Corp.	10,300	432,600
The Boeing Co.	40,900	2,474,859
		3,912,998
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	39,200	2,475,480
Airlines - 0.2%
JetBlue Airways Corp. (a)	115,700	474,370
United Continental Holdings, Inc. (a)	14,500	281,010
		755,380
Construction & Engineering - 0.4%
Fluor Corp.	5,400	251,370
Orascom Construction Industries SAE GDR	18,700	649,825
Quanta Services, Inc. (a)	15,841	297,652
		1,198,847
Electrical Equipment - 0.1%
Roper Industries, Inc.	6,500	447,915
Industrial Conglomerates - 1.1%
3M Co.	11,900	854,301
Danaher Corp.	47,500	1,992,150
General Electric Co.	40,900	623,316
		3,469,767
Machinery - 1.1%
Caterpillar, Inc.	29,900	2,207,816
Cummins, Inc.	6,200	506,292
Deere & Co.	9,600	619,872
		3,333,980
Road & Rail - 1.1%
CSX Corp.	54,400	1,015,648
Union Pacific Corp.	28,000	2,286,760
		3,302,408
TOTAL INDUSTRIALS		18,896,775
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 3.1%
Acme Packet, Inc. (a)	6,500	276,835
F5 Networks, Inc. (a)	4,000	284,200
Infinera Corp. (a)(d)	225,900	1,743,948
Juniper Networks, Inc. (a)	15,600	269,256
QUALCOMM, Inc.	85,995	4,181,937
Riverbed Technology, Inc. (a)	148,800	2,970,048
		9,726,224
Computers & Peripherals - 7.8%
Apple, Inc. (a)	58,542	22,315,042
Fusion-io, Inc. (d)	43,200	820,800

	Shares	Value
NetApp, Inc. (a)	11,800	$ 400,492
Silicon Graphics International Corp. (a)(d)	35,600	424,352
		23,960,686
Electronic Equipment & Components - 0.1%
Corning, Inc.	23,000	284,280
Internet Software & Services - 4.6%
AOL, Inc. (a)	11,800	141,600
Baidu.com, Inc. sponsored ADR (a)	15,800	1,689,178
Cornerstone OnDemand, Inc. (d)	36,400	456,456
eBay, Inc. (a)	31,700	934,833
Facebook, Inc. Class B (a)(f)	16,196	404,900
Google, Inc. Class A (a)	17,930	9,222,833
Mail.ru Group Ltd. GDR (a)(e)	700	20,475
OpenTable, Inc. (a)(d)	7,600	349,676
Rackspace Hosting, Inc. (a)	29,500	1,007,130
		14,227,081
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	34,232	2,146,346
International Business Machines Corp.	21,100	3,693,133
MasterCard, Inc. Class A	5,500	1,744,380
ServiceSource International, Inc. (d)	21,500	284,015
VeriFone Systems, Inc. (a)	14,500	507,790
Visa, Inc. Class A	28,400	2,434,448
		10,810,112
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	43,800	222,504
Analog Devices, Inc.	4,900	153,125
Applied Materials, Inc.	33,000	341,550
Atmel Corp. (a)	25,100	202,557
Broadcom Corp. Class A	27,400	912,146
Cree, Inc. (a)	16,100	418,278
Cypress Semiconductor Corp.	320,700	4,800,879
First Solar, Inc. (a)(d)	3,800	240,198
International Rectifier Corp. (a)	14,400	268,128
NVIDIA Corp. (a)	269,000	3,362,500
NXP Semiconductors NV (a)	11,300	159,556
Rambus, Inc. (a)(d)	279,900	3,918,600
Silicon Image, Inc. (a)	57,600	338,112
Silicon Laboratories, Inc. (a)	137,200	4,597,572
Xilinx, Inc.	11,400	312,816
		20,248,521
Software - 8.7%
Citrix Systems, Inc. (a)	15,200	828,856
Microsoft Corp.	148,900	3,706,121
Oracle Corp.	89,100	2,560,734
QLIK Technologies, Inc. (a)	43,000	931,380
RealPage, Inc. (a)	20,200	413,090
Red Hat, Inc. (a)	111,900	4,728,894
salesforce.com, Inc. (a)	72,924	8,333,755
Solera Holdings, Inc.	14,200	717,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SuccessFactors, Inc. (a)	135,700	$ 3,119,743
TiVo, Inc. (a)	115,500	1,078,770
VMware, Inc. Class A (a)	6,400	514,432
		26,932,875
TOTAL INFORMATION TECHNOLOGY		106,189,779
MATERIALS - 2.7%
Chemicals - 1.6%
CF Industries Holdings, Inc.	4,500	555,255
Dow Chemical Co.	30,200	678,292
E.I. du Pont de Nemours & Co.	20,800	831,376
Monsanto Co.	37,500	2,251,500
The Mosaic Co.	14,100	690,477
		5,006,900
Metals & Mining - 1.1%
Barrick Gold Corp.	19,800	927,576
Freeport-McMoRan Copper & Gold, Inc.	37,000	1,126,650
Molycorp, Inc. (a)(d)	17,500	575,225
Mongolian Mining Corp.	306,000	270,536
Nucor Corp.	13,800	436,632
		3,336,619
TOTAL MATERIALS		8,343,519
TOTAL COMMON STOCKS (Cost $233,985,097)		306,760,951
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,726,891	$ 1,726,891
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,418,413	25,418,413
TOTAL MONEY MARKET FUNDS (Cost $27,145,304)		27,145,304
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $261,130,401)	333,906,255
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(25,247,285)
NET ASSETS - 100%	$ 308,658,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,475 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $404,900 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 405,011
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,689
Fidelity Securities Lending Cash Central Fund	101,527
Total	$ 103,216
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,645,390	$ 49,970,340	$ 1,675,050	$ -
Consumer Staples	23,970,502	23,970,502	-	-
Energy	27,641,148	27,641,148	-	-
Financials	8,347,799	8,347,799	-	-
Health Care	61,726,039	61,726,039	-	-
Industrials	18,896,775	18,896,775	-	-
Information Technology	106,189,779	105,784,879	-	404,900
Materials	8,343,519	8,072,983	270,536	-
Money Market Funds	27,145,304	27,145,304	-	-
Total Investments in Securities:	$ 333,906,255	$ 331,555,769	$ 1,945,586	$ 404,900
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(111)
Cost of Purchases	405,011
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 404,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (111)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $262,006,695. Net unrealized appreciation aggregated $71,899,560, of which $104,120,831 related to appreciated investment securities and $32,221,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

September 30, 2011

1.808772.107

VIPAG-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.8%
Tesla Motors, Inc. (a)	5,064	$ 123,511
Diversified Consumer Services - 1.0%
Weight Watchers International, Inc.	2,942	171,372
Hotels, Restaurants & Leisure - 3.1%
BJ's Restaurants, Inc. (a)	1,911	84,294
Buffalo Wild Wings, Inc. (a)	1,400	83,720
Las Vegas Sands Corp. (a)	4,350	166,779
Panera Bread Co. Class A (a)	812	84,399
Texas Roadhouse, Inc. Class A	6,309	83,405
		502,597
Internet & Catalog Retail - 1.1%
Priceline.com, Inc. (a)	384	172,593
Media - 1.0%
Discovery Communications, Inc. (a)	4,545	170,983
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	2,433	182,743
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	2,739	168,613
Body Central Corp.	2,585	46,944
Limited Brands, Inc.	5,415	208,532
Tractor Supply Co.	3,065	191,716
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,590	98,946
		714,751
Textiles, Apparel & Luxury Goods - 3.1%
PVH Corp.	3,021	175,943
Under Armour, Inc. Class A (sub. vtg.) (a)	2,476	164,431
Warnaco Group, Inc. (a)	3,600	165,924
		506,298
TOTAL CONSUMER DISCRETIONARY		2,544,848
CONSUMER STAPLES - 8.8%
Beverages - 3.4%
Hansen Natural Corp. (a)	2,073	180,952
Heckmann Corp. (a)	70,489	372,887
		553,839
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc.	3,900	254,709
Food Products - 2.8%
Green Mountain Coffee Roasters, Inc. (a)	2,390	222,127
Mead Johnson Nutrition Co. Class A	2,535	174,484
Origin Agritech Ltd. (a)	25,735	59,963
		456,574
Tobacco - 1.1%
Lorillard, Inc.	1,700	188,190
TOTAL CONSUMER STAPLES		1,453,312

	Shares	Value
ENERGY - 13.8%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	3,600	$ 149,544
Dresser-Rand Group, Inc. (a)	4,100	166,173
Rowan Companies, Inc. (a)	5,600	169,064
		484,781
Oil, Gas & Consumable Fuels - 10.8%
Alpha Natural Resources, Inc. (a)	10,307	182,331
Amyris, Inc.	4,000	80,960
Bumi PLC	21,915	294,990
Cabot Oil & Gas Corp.	2,700	167,157
Chesapeake Energy Corp.	3,100	79,205
Continental Resources, Inc. (a)	1,800	87,066
El Paso Corp.	11,000	192,280
EV Energy Partners LP	2,600	186,368
EXCO Resources, Inc.	14,399	154,357
Oasis Petroleum, Inc. (a)	7,434	166,001
QEP Resources, Inc.	5,200	140,764
Solazyme, Inc.	4,900	47,089
		1,778,568
TOTAL ENERGY		2,263,349
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
SL Green Realty Corp.	2,700	157,005
HEALTH CARE - 17.1%
Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (a)	2,600	166,556
Human Genome Sciences, Inc. (a)	16,718	212,151
Idenix Pharmaceuticals, Inc. (a)	33,184	165,588
Theravance, Inc. (a)	4,659	93,832
United Therapeutics Corp. (a)	4,272	160,157
Vertex Pharmaceuticals, Inc. (a)	3,400	151,436
		949,720
Health Care Equipment & Supplies - 9.4%
ArthroCare Corp. (a)	12,198	350,936
Cyberonics, Inc. (a)	13,679	387,114
Edwards Lifesciences Corp. (a)	2,578	183,760
Insulet Corp. (a)	5,458	83,289
NuVasive, Inc. (a)	9,374	160,014
Volcano Corp. (a)	6,900	204,447
Zoll Medical Corp. (a)	4,617	174,246
		1,543,806
Health Care Providers & Services - 0.6%
Catalyst Health Solutions, Inc. (a)	1,716	98,996
Health Care Technology - 1.0%
Merge Healthcare, Inc. (a)	27,062	164,808
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Sequenom, Inc. (a)	11,400	$ 58,026
TOTAL HEALTH CARE		2,815,356
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	2,600	86,086
Building Products - 1.8%
Lennox International, Inc.	6,717	173,164
Owens Corning (a)	6,100	132,248
		305,412
Construction & Engineering - 1.0%
Fluor Corp.	3,400	158,270
Electrical Equipment - 2.3%
Cooper Industries PLC Class A	4,100	189,092
Roper Industries, Inc.	2,650	182,612
		371,704
Machinery - 5.8%
CNH Global NV (a)	6,425	168,592
Dover Corp.	3,300	153,780
IDEX Corp.	3,300	102,828
Ingersoll-Rand Co. Ltd.	5,800	162,922
Pall Corp.	4,400	186,560
WABCO Holdings, Inc. (a)	4,787	181,236
		955,918
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	54,137
TOTAL INDUSTRIALS		1,931,527
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.9%
Polycom, Inc. (a)	13,530	248,546
Riverbed Technology, Inc. (a)	3,204	63,952
		312,498
Computers & Peripherals - 0.8%
SanDisk Corp. (a)	3,218	129,846
Electronic Equipment & Components - 1.1%
Maxwell Technologies, Inc. (a)	9,987	183,861
Internet Software & Services - 2.0%
Blinkx PLC (a)	40,056	92,466
Rackspace Hosting, Inc. (a)	5,498	187,702
Velti PLC (a)	7,300	48,253
		328,421

	Shares	Value
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	2,989	$ 187,410
Semiconductors & Semiconductor Equipment - 1.3%
Ceva, Inc. (a)	5,838	141,922
Freescale Semiconductor Holdings I Ltd.	6,100	67,283
		209,205
Software - 10.8%
ANSYS, Inc. (a)	3,983	195,326
Ariba, Inc. (a)	3,700	102,527
Autodesk, Inc. (a)	6,301	175,042
Check Point Software Technologies Ltd. (a)	1,831	96,604
Citrix Systems, Inc. (a)	4,700	256,291
Informatica Corp. (a)	4,386	179,607
Intuit, Inc.	4,600	218,224
Magma Design Automation, Inc. (a)	45,621	207,576
Nuance Communications, Inc. (a)	8,647	176,053
Rovi Corp. (a)	4,120	177,078
		1,784,328
TOTAL INFORMATION TECHNOLOGY		3,135,569
MATERIALS - 8.9%
Chemicals - 5.8%
CF Industries Holdings, Inc.	2,782	343,271
CVR Partners LP	14,815	348,597
Monsanto Co.	3,000	180,120
The Mosaic Co.	1,702	83,347
		955,335
Metals & Mining - 3.1%
First Quantum Minerals Ltd.	6,400	85,166
Ivanhoe Mines Ltd. (a)	5,800	79,948
Vallares PLC	3,300	51,214
Walter Energy, Inc.	4,838	290,328
		506,656
TOTAL MATERIALS		1,461,991
TOTAL COMMON STOCKS (Cost $18,422,498)		15,762,957
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.12% (b) (Cost $64,592)	64,592	64,592
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $18,487,090)	15,827,549
NET OTHER ASSETS (LIABILITIES) - 3.8%	632,768
NET ASSETS - 100%	$ 16,460,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 384
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,544,848	$ 2,544,848	$ -	$ -
Consumer Staples	1,453,312	1,453,312	-	-
Energy	2,263,349	2,263,349	-	-
Financials	157,005	157,005	-	-
Health Care	2,815,356	2,815,356	-	-
Industrials	1,931,527	1,931,527	-	-
Information Technology	3,135,569	3,135,569	-	-
Materials	1,461,991	1,410,777	-	51,214
Money Market Funds	64,592	64,592	-	-
Total Investments in Securities:	$ 15,827,549	$ 15,776,335	$ -	$ 51,214
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,185)
Cost of Purchases	53,399
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 51,214
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (2,185)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $18,596,964. Net unrealized depreciation aggregated $2,769,415, of which $1,072,327 related to appreciated investment securities and $3,841,742 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2011

1.808785.107

VIPMID-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.1%
Autoliv, Inc.	155,000	$ 7,517,500
BorgWarner, Inc. (a)	186,000	11,258,580
Exide Industries Ltd.	8,421,984	22,142,990
Fuel Systems Solutions, Inc. (a)(e)	835,269	16,045,517
Gentex Corp.	498,455	11,987,843
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,442,615
		70,395,045
Distributors - 0.0%
LKQ Corp. (a)	100	2,416
Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	180,000	2,315,789
DeVry, Inc.	189,059	6,987,621
Grand Canyon Education, Inc. (a)	2,009,518	32,453,716
K12, Inc. (a)	145,389	3,701,604
MegaStudy Co. Ltd.	108,705	10,875,892
Universal Technical Institute, Inc. (a)	38,700	525,933
Weight Watchers International, Inc.	149,610	8,714,783
		65,575,338
Hotels, Restaurants & Leisure - 1.0%
Jubilant Foodworks Ltd. (a)	1,197,618	19,277,757
Papa John's International, Inc. (a)	400	12,160
Spur Corp. Ltd.	3,916	6,301
Starbucks Corp.	1,064,987	39,713,365
Starwood Hotels & Resorts Worldwide, Inc.	212,800	8,260,896
		67,270,479
Household Durables - 0.0%
La-Z-Boy, Inc. (a)	100	741
Tupperware Brands Corp.	300	16,122
		16,863
Internet & Catalog Retail - 0.1%
ASOS PLC (a)	168,965	4,013,762
Blue Nile, Inc. (a)	100	3,528
Start Today Co. Ltd.	17,400	377,045
		4,394,335
Leisure Equipment & Products - 2.2%
Hasbro, Inc.	4,368,466	142,455,676
Media - 3.1%
CyberAgent, Inc.	252	673,088
Discovery Communications, Inc. (a)	1,185,898	44,613,483
E.W. Scripps Co. Class A (a)	33	231
Ipsos SA	110	3,570
Pearson PLC sponsored ADR	100	1,751
Proto Corp.	47,400	1,639,636
Sun TV Ltd.	11,443,663	54,136,422
Time Warner, Inc.	3,374,150	101,123,276

	Shares	Value
Value Line, Inc. (e)	57,354	$ 658,997
Zee Entertainment Enterprises Ltd.	1,004,507	2,400,630
		205,251,084
Multiline Retail - 0.0%
Marisa Lojas SA	1,700	19,603
Mothercare PLC	33,409	164,146
		183,749
Specialty Retail - 8.9%
Advance Auto Parts, Inc. (f)	6,509,352	378,193,348
Collective Brands, Inc. (a)	43,300	561,168
Guess?, Inc.	424,608	12,097,082
Luk Fook Holdings International Ltd.	600,000	1,755,187
Lumber Liquidators Holdings, Inc. (a)	100	1,510
Ross Stores, Inc.	1,217,278	95,787,606
rue21, Inc. (a)(e)	351,623	7,978,326
Sally Beauty Holdings, Inc. (a)	3,304,676	54,857,622
TJX Companies, Inc.	658,127	36,506,305
Tsutsumi Jewelry Co. Ltd.	85,500	2,071,236
		589,809,390
Textiles, Apparel & Luxury Goods - 0.1%
Daphne International Holdings Ltd.	9,096,000	8,064,002
Shenzhou International Group Holdings Ltd.	3,000	3,239
		8,067,241
TOTAL CONSUMER DISCRETIONARY		1,153,421,616
CONSUMER STAPLES - 2.7%
Beverages - 0.8%
Carlsberg A/S Series B	153,800	9,159,360
Molson Coors Brewing Co. Class B	1,112,109	44,050,637
		53,209,997
Food & Staples Retailing - 0.2%
Breadtalk Group Ltd.	1,200	431
Circle K Sunkus Co. Ltd.	268,600	4,520,249
Drogasil SA	1,486,700	8,891,746
Fresh Market, Inc.	7,100	270,936
Heng Tai Consumables Group Ltd.	12,553,163	582,837
Magnit OJSC GDR (Reg. S)	100	1,912
PriceSmart, Inc.	100	6,232
		14,274,343
Food Products - 1.4%
Britannia Industries Ltd.	208,920	1,999,049
Corn Products International, Inc.	634,322	24,890,795
Orion Corp.	1,619	706,212
Rocky Mountain Chocolate Factory, Inc.	105	897
Smart Balance, Inc. (a)	100	590
SunOpta, Inc. (a)	1,919,731	9,464,276
Want Want China Holdings Ltd.	63,021,600	57,075,240
		94,137,059
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Jyothy Laboratories Ltd.	391,825	$ 1,226,976
Unicharm Corp.	212,500	10,192,911
		11,419,887
Personal Products - 0.1%
Concern Kalina OJSC:
GDR (g)	21,643	1,209,895
sponsored ADR	94,200	5,266,002
		6,475,897
TOTAL CONSUMER STAPLES		179,517,183
ENERGY - 6.4%
Energy Equipment & Services - 4.9%
Atwood Oceanics, Inc. (a)	1,302,353	44,748,849
Dresser-Rand Group, Inc. (a)	808,204	32,756,508
Ensco International Ltd. ADR	1,295,703	52,385,272
FMC Technologies, Inc. (a)	476,000	17,897,600
Helix Energy Solutions Group, Inc. (a)	3,753,770	49,174,387
McDermott International, Inc. (a)	434,200	4,671,992
Nabors Industries Ltd. (a)	2,794,846	34,264,812
Oceaneering International, Inc.	386,854	13,671,420
Parker Drilling Co. (a)	2,990,279	13,127,325
Patterson-UTI Energy, Inc.	1,566,027	27,154,908
Unit Corp. (a)	409,037	15,101,646
Weatherford International Ltd. (a)	1,645,131	20,087,050
		325,041,769
Oil, Gas & Consumable Fuels - 1.5%
Apache Corp.	142,115	11,403,308
Clean Energy Fuels Corp. (a)	100	1,112
CNPC (Hong Kong) Ltd.	3,356,000	4,618,288
Magnum Hunter Resources Corp. (e)	1,636,394	5,416,464
Magnum Hunter Resources Corp. warrants 8/29/13 (a)	504,389	5
Peabody Energy Corp.	305,400	10,346,952
Peyto Exploration & Development Corp.	1,200	22,814
Pioneer Natural Resources Co.	457,679	30,101,548
Plains Exploration & Production Co. (a)	4,800	109,008
QEP Resources, Inc.	635,820	17,211,647
Talisman Energy, Inc.	1,437,300	17,659,472
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	908,661	794,820
		97,685,438
TOTAL ENERGY		422,727,207
FINANCIALS - 11.2%
Capital Markets - 4.0%
Charles Schwab Corp.	1,263,204	14,236,309
Invesco Ltd.	6,980,029	108,260,250
Janus Capital Group, Inc.	5,104,655	30,627,930
Marusan Securities Co. Ltd.	2,784,900	11,474,973

	Shares	Value
SEI Investments Co.	1,779,818	$ 27,373,601
State Street Corp.	945,700	30,413,712
TD Ameritrade Holding Corp.	1,478,700	21,744,284
Waddell & Reed Financial, Inc. Class A	648,052	16,207,781
		260,338,840
Commercial Banks - 0.7%
Bank of Baroda	634,966	9,935,882
Union Bank of India	7,699,690	38,253,763
		48,189,645
Consumer Finance - 0.5%
Discover Financial Services	1,312,070	30,098,886
Diversified Financial Services - 1.0%
CME Group, Inc.	196,487	48,414,397
CRISIL Ltd.	882,580	15,081,167
GlobeOp Financial Services SA	30,000	135,230
SREI Infrastructure Finance Ltd.	100	69
		63,630,863
Insurance - 4.1%
Admiral Group	150,000	2,954,946
AFLAC, Inc.	100	3,495
Brasil Insurance Participacoes e Administracao SA	660,000	6,175,439
Lincoln National Corp.	357,500	5,587,725
Old Republic International Corp.	3,801,351	33,908,051
Progressive Corp.	1,636,438	29,063,139
Protective Life Corp.	2,007,169	31,372,051
Reinsurance Group of America, Inc.	3,537,011	162,525,655
		271,590,501
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. Class A (a)	575,742	7,749,487
Forest City Enterprises, Inc. Class A (a)	408,800	4,357,808
Goldcrest Co. Ltd.	1,040,610	19,118,894
Iguatemi Empresa de Shopping Centers SA	527,100	8,827,034
Kenedix, Inc. (a)	31,405	3,766,645
Sobha Developers Ltd.	217,014	955,113
Wharf Holdings Ltd.	3,085,000	15,220,184
		59,995,165
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	100	1,140
TOTAL FINANCIALS		733,845,040
HEALTH CARE - 19.7%
Biotechnology - 3.9%
3SBio, Inc. sponsored ADR (a)	414,462	4,944,532
Abcam PLC	1,071,400	6,057,796
Alexion Pharmaceuticals, Inc. (a)	894,182	57,281,299
Ardea Biosciences, Inc. (a)	219,966	3,435,869
Genomic Health, Inc. (a)(e)	1,326,302	29,152,118
Halozyme Therapeutics, Inc. (a)	100	614
ImmunoGen, Inc. (a)	247,750	2,715,340
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nanosphere, Inc. (a)	669,053	$ 669,053
Pharmacyclics, Inc. (a)	100	1,183
Sangamo Biosciences, Inc. (a)(e)	197,488	859,073
United Therapeutics Corp. (a)	174,100	6,527,009
Vertex Pharmaceuticals, Inc. (a)	3,363,007	149,788,332
		261,432,218
Health Care Equipment & Supplies - 2.2%
C. R. Bard, Inc.	149,171	13,058,429
Cyberonics, Inc. (a)	169,970	4,810,151
Edwards Lifesciences Corp. (a)	917,400	65,392,272
Genmark Diagnostics, Inc. (a)	587,100	3,375,825
HeartWare International, Inc. CDI (a)	100	183
Hill-Rom Holdings, Inc.	250,000	7,505,000
NxStage Medical, Inc. (a)	1,038,539	21,663,924
Opto Circuits India Ltd.	1,570,675	7,060,684
Quidel Corp. (a)(e)	868,123	14,211,174
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,612,000	5,126,598
Terumo Corp.	14,100	733,872
		142,938,112
Health Care Providers & Services - 4.2%
Apollo Hospitals Enterprise Ltd.	217,138	2,296,814
Brookdale Senior Living, Inc. (a)	1,106,600	13,876,764
Community Health Systems, Inc. (a)	1,470,800	24,474,112
HCA Holdings, Inc.	319,400	6,439,104
Health Management Associates, Inc. Class A (a)	2,592,800	17,942,176
HMS Holdings Corp. (a)	300	7,317
IPC The Hospitalist Co., Inc. (a)	197,825	7,060,374
Laboratory Corp. of America Holdings (a)	410,525	32,452,001
LifePoint Hospitals, Inc. (a)	209,074	7,660,471
McKesson Corp.	1,264,483	91,927,914
Medco Health Solutions, Inc. (a)	399,600	18,737,244
Omnicare, Inc.	500,608	12,730,461
Tenet Healthcare Corp. (a)	1,861,000	7,685,930
Universal Health Services, Inc. Class B	930,300	31,630,200
		274,920,882
Health Care Technology - 6.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)(f)	10,434,382	188,027,564
athenahealth, Inc. (a)(e)	1,694,904	100,931,533
Cerner Corp. (a)(e)	1,668,966	114,357,550
Computer Programs & Systems, Inc.	147,822	9,778,425
So-net M3, Inc.	684	3,405,508
		416,500,580
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc. (a)	455,100	14,221,875

	Shares	Value
QIAGEN NV (a)	426,412	$ 5,897,278
Thermo Fisher Scientific, Inc. (a)	1,991,405	100,844,749
		120,963,902
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)	100	286
Cadila Healthcare Ltd.	390,413	6,027,685
Cipla Ltd.	1,638,056	9,371,496
Genomma Lab Internacional SA de CV (a)	1,000,000	1,670,632
Hikma Pharmaceuticals PLC	100	889
Impax Laboratories, Inc. (a)	1,069,448	19,153,814
Pharmstandard OJSC unit (a)	1,262,174	24,120,145
Piramal Healthcare Ltd.	674,373	4,889,720
Questcor Pharmaceuticals, Inc. (a)	257,801	7,027,655
Salix Pharmaceuticals Ltd. (a)	154,700	4,579,120
Unichem Laboratories Ltd.	929,391	2,572,288
Valeant Pharmaceuticals International, Inc. (Canada)	116,100	4,325,924
		83,739,654
TOTAL HEALTH CARE		1,300,495,348
INDUSTRIALS - 7.7%
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	731,107	29,646,389
Airlines - 0.2%
Copa Holdings SA Class A	248,000	15,194,960
Building Products - 0.1%
Blue Star Ltd.	836,109	3,846,013
Lennox International, Inc.	112,150	2,891,227
		6,737,240
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	41	1,604
Corrections Corp. of America (a)	53,800	1,220,722
Edenred	766,100	18,413,989
EnerNOC, Inc. (a)(e)	295,975	2,663,775
Mine Safety Appliances Co.	214,378	5,779,631
Republic Services, Inc.	1,301,899	36,531,286
The Brink's Co.	37,700	878,787
		65,489,794
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	891,600	15,754,572
Fluor Corp.	187,335	8,720,444
		24,475,016
Electrical Equipment - 1.0%
Acuity Brands, Inc.	483,783	17,435,539
Alstom SA	53,989	1,799,320
AstroPower, Inc. (a)	100	0
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	573,400	$ 26,020,892
Roper Industries, Inc.	328,700	22,650,717
		67,906,468
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	497,682	15,866,102
Max India Ltd. (a)	4,043,756	15,503,260
		31,369,362
Machinery - 2.2%
AGCO Corp. (a)	779,787	26,957,237
CIRCOR International, Inc.	300,786	8,834,085
Eaton Corp.	306,500	10,880,750
Fanuc Corp.	66,200	9,119,370
Graco, Inc.	139,410	4,759,457
Harsco Corp.	649,799	12,599,603
Ingersoll-Rand Co. Ltd.	601,700	16,901,753
Kennametal, Inc.	154,626	5,062,455
Nippon Thompson Co. Ltd.	1,139,000	6,803,456
Nordson Corp.	92,806	3,688,110
Parker Hannifin Corp.	359,400	22,688,922
Snap-On, Inc.	380,049	16,874,176
Spirax-Sarco Engineering PLC	100	2,798
Uzel Makina Sanayi AS (a)	456,690	2
		145,172,174
Marine - 0.0%
Kuehne & Nagel International AG	8,618	977,417
Professional Services - 1.3%
Advisory Board Co. (a)	100	6,453
Corporate Executive Board Co.	339,957	10,130,719
Dun & Bradstreet Corp.	34,100	2,088,966
eClerx	676,640	10,034,092
en-japan, Inc.	1,285	1,535,660
Equifax, Inc.	1,004,031	30,863,913
JobStreet Corp. Bhd	2,617,600	1,934,323
Manpower, Inc.	137,300	4,616,026
Michael Page International PLC	828,400	4,765,253
Randstad Holdings NV	583,592	18,898,440
		84,873,845
Road & Rail - 0.5%
Con-way, Inc.	508,095	11,244,142
J.B. Hunt Transport Services, Inc.	352,921	12,747,507
Kansas City Southern (a)	123,700	6,180,052
Old Dominion Freight Lines, Inc. (a)	150	4,346
		30,176,047
Trading Companies & Distributors - 0.0%
MSC Industrial Direct Co., Inc. Class A	30,400	1,716,384
TOTAL INDUSTRIALS		503,735,096

	Shares	Value
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.7%
BYD Electronic International Co. Ltd. (a)	100	$ 25
DG FastChannel, Inc. (a)	770,371	13,057,788
HTC Corp.	302,250	6,638,647
Juniper Networks, Inc. (a)	522,900	9,025,254
MIC Electronics Ltd. (a)	1,883,689	448,826
Polycom, Inc. (a)	980,308	18,008,258
		47,178,798
Computers & Peripherals - 1.0%
Gemalto NV	1,188,217	56,968,758
Lenovo Group Ltd. ADR	10,700	141,668
Toshiba Corp.	2,051,000	8,367,494
		65,477,920
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	404,900	11,248,122
Cognex Corp.	467,338	12,669,533
Corning, Inc.	978,500	12,094,260
Digital China Holdings Ltd. (H Shares)	20,188,300	26,424,536
DTS, Inc. (a)	116,331	2,888,499
FEI Co. (a)	186,100	5,575,556
Ingenico SA	1,343,180	50,730,514
Itron, Inc. (a)	1,312,327	38,713,647
SYNNEX Corp. (a)	100	2,620
		160,347,287
Internet Software & Services - 5.1%
Alibaba.com Ltd.	500	460
Ancestry.com, Inc. (a)	21,600	507,600
comScore, Inc. (a)	100	1,687
DeNA Co. Ltd.	2,125,500	89,046,113
Digital River, Inc. (a)	243,800	5,053,974
eBay, Inc. (a)	4,072,659	120,102,714
INFO Edge India Ltd.	70,574	990,747
Kakaku.com, Inc.	1,110,800	45,599,135
Support.com, Inc. (a)	698,823	1,383,670
TelecityGroup PLC (a)	1,003,800	8,744,306
ValueClick, Inc. (a)	554,273	8,624,488
VeriSign, Inc.	706,097	20,201,435
VistaPrint Ltd. (a)	755,480	20,420,624
Web.com, Inc. (a)	43	300
WebMD Health Corp. (a)	440,310	13,275,347
		333,952,600
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	415,887	26,076,115
Computer Task Group, Inc. (a)	28,485	318,177
Fiserv, Inc. (a)	1,794,230	91,093,057
Genpact Ltd. (a)	180,000	2,590,200
Global Payments, Inc.	161,276	6,513,938
ManTech International Corp. Class A	65,122	2,043,528
MasterCard, Inc. Class A	354,985	112,587,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NeuStar, Inc. Class A (a)	112,414	$ 2,826,088
Sapient Corp.	164,350	1,666,509
		245,714,655
Office Electronics - 0.8%
Xerox Corp.	7,705,748	53,709,064
Semiconductors & Semiconductor Equipment - 7.0%
Aixtron AG	60	870
Aixtron AG sponsored ADR	100	1,452
Analog Devices, Inc.	1,191,900	37,246,875
Applied Materials, Inc.	14,154,789	146,502,066
Entegris, Inc. (a)	5,143,132	32,813,182
Epistar Corp.	6,451,000	11,211,622
KLA-Tencor Corp.	861,000	32,959,080
Kontron AG	2,672,016	19,503,660
Linear Technology Corp.	300,227	8,301,277
Marvell Technology Group Ltd. (a)	4,832,381	70,214,496
NVIDIA Corp. (a)	100	1,250
NXP Semiconductors NV (a)	1,503,250	21,225,890
PMC-Sierra, Inc. (a)	8,229,261	49,210,981
RF Micro Devices, Inc. (a)	794,883	5,039,558
Siliconware Precision Industries Co. Ltd. sponsored ADR (e)	5,214,973	24,927,571
		459,159,830
Software - 5.8%
Autodesk, Inc. (a)	92,800	2,577,984
Citrix Systems, Inc. (a)	100	5,453
Compuware Corp. (a)	1,091,742	8,362,744
Concur Technologies, Inc. (a)	100	3,722
ebix.com, Inc.	41,749	613,710
Electronic Arts, Inc. (a)	1,686,949	34,498,107
Intuit, Inc.	2,813,856	133,489,329
Kingdee International Software Group Co. Ltd.	41,512,800	15,511,636
Mentor Graphics Corp. (a)	291,523	2,804,451
MICROS Systems, Inc. (a)	100	4,391
NetSuite, Inc. (a)	43	1,161
PROS Holdings, Inc. (a)	100	1,289
Rovi Corp. (a)	2,455,229	105,525,742
Royalblue Group PLC	200	4,898
Solera Holdings, Inc.	681,900	34,435,950
Synopsys, Inc. (a)	669,998	16,321,151
Ubisoft Entertainment SA (a)(f)	5,093,234	27,855,221
		382,016,939
TOTAL INFORMATION TECHNOLOGY		1,747,557,093

	Shares	Value
MATERIALS - 6.3%
Chemicals - 0.3%
Albemarle Corp.	154,600	$ 6,245,840
ShengdaTech, Inc. (a)	100	7
Zoltek Companies, Inc. (a)(e)(f)	2,113,286	13,588,429
		19,834,276
Containers & Packaging - 0.0%
Aptargroup, Inc.	100	4,467
Ball Corp.	933	28,942
		33,409
Metals & Mining - 6.0%
Barrick Gold Corp.	257,100	12,044,435
Centerra Gold, Inc.	323,900	6,028,130
Goldcorp, Inc.	611,700	28,049,622
IAMGOLD Corp.	3,602,100	71,574,686
Kinross Gold Corp.	5,548,161	82,404,719
Kinross Gold Corp. warrants 9/17/14 (a)	85,492	198,989
Newcrest Mining Ltd.	3,069,496	101,221,187
Newmont Mining Corp.	1,088,808	68,486,023
Osisko Mining Corp. (a)	910,000	11,519,317
Steel Dynamics, Inc.	463,900	4,601,888
Yamana Gold, Inc.	825,154	11,319,007
		397,448,003
TOTAL MATERIALS		417,315,688
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	1,140,025	30,723,674
Sprint Nextel Corp. (a)	2,581,200	7,846,848
		38,570,522
UTILITIES - 0.1%
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)	100	192
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	443,915	6,250,323
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	791
TOTAL UTILITIES		6,251,306
TOTAL COMMON STOCKS (Cost $6,503,320,620)		6,503,436,099
Nonconvertible Bonds - 0.0%
		Principal Amount (d)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (h) (Cost $132,128)	INR	41,784	$ 144,906
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	92,438,033	$ 92,438,033
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	102,275,975	102,275,975
TOTAL MONEY MARKET FUNDS (Cost $194,714,008)		194,714,008
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $6,698,166,756)		6,698,295,013
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(106,452,480)
NET ASSETS - 100%	$6,591,842,533
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,209,895 or 0.0% of net assets.

(h) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,003,815
Fidelity Securities Lending Cash Central Fund	1,166,975
Total	$ 2,170,790
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 430,593,635	$ -	$ -	$ 1,171,683	$ 378,193,348
Allscripts-Misys Healthcare Solutions, Inc.	210,229,437	15,854,637	31,771,315	-	188,027,564
athenahealth, Inc.	104,807,702	-	46,404,411	-	-
Fuel Systems Solutions, Inc.	39,522,475	2,142,172	12,769,084	-	-
Parker Drilling Co.	29,028,608	-	18,998,682	-	-
Patterson-UTI Energy, Inc.	173,000,599	-	172,448,211	451,749	-
PMC-Sierra, Inc.	116,328,477	-	38,062,016	-	-
Ubisoft Entertainment SA	54,477,231	-	-	-	27,855,221
Zoltek Companies, Inc.	22,136,973	6,939,916	2,895,430	-	13,588,429
Total	$ 1,180,125,137	$ 24,936,725	$ 323,349,149	$ 1,623,432	$ 607,664,562
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,153,421,616	$ 1,028,561,877	$ 124,859,739	$ -
Consumer Staples	179,517,183	103,213,278	76,303,905	-
Energy	422,727,207	417,314,094	5,413,108	5
Financials	733,845,040	620,038,350	113,806,690	-
Health Care	1,300,495,348	1,259,010,500	41,484,848	-
Industrials	503,735,096	454,958,920	48,776,174	2
Information Technology	1,747,557,093	1,543,316,982	204,240,111	-
Materials	417,315,688	316,094,501	101,221,187	-
Telecommunication Services	38,570,522	38,570,522	-	-
Utilities	6,251,306	6,251,114	-	192
Corporate Bonds	144,906	-	144,906	-
Money Market Funds	194,714,008	194,714,008	-	-
Total Investments in Securities:	$ 6,698,295,013	$ 5,982,044,146	$ 716,250,668	$ 199
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(391)
Cost of Purchases	36
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	551
Transfers out of Level 3	-
Ending Balance	$ 199
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (391)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $6,748,811,293. Net unrealized depreciation aggregated $50,516,280, of which $1,008,598,699 related to appreciated investment securities and $1,059,114,979 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2011

1.808798.107

VIPVS-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 1.1%
Autoliv, Inc.	17,900	$ 868,150
Delphi Corp. Class B (a)	70	1,246,000
TRW Automotive Holdings Corp. (a)	24,200	792,066
		2,906,216
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	11,151	746,483
General Motors Co.	23,600	476,248
Volkswagen AG	6,015	751,009
		1,973,740
Distributors - 0.3%
Core-Mark Holding Co., Inc. (a)	23,835	730,066
Diversified Consumer Services - 0.6%
Service Corp. International	178,000	1,630,480
Hotels, Restaurants & Leisure - 2.1%
Ameristar Casinos, Inc.	93,374	1,498,653
Cedar Fair LP (depository unit)	72,380	1,367,982
O'Charleys, Inc. (a)(d)	122,645	728,511
Wyndham Worldwide Corp.	63,633	1,814,177
		5,409,323
Household Durables - 2.5%
KB Home	73,806	432,503
Lennar Corp. Class A	65,214	882,998
PulteGroup, Inc. (a)	584,590	2,309,131
Standard Pacific Corp. (a)(d)	721,607	1,782,369
Techtronic Industries Co. Ltd.	1,271,500	854,837
		6,261,838
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	59,603	1,943,654
Media - 2.2%
AMC Networks, Inc. Class A	13,991	447,012
Cablevision Systems Corp. - NY Group Class A	58,865	925,946
Omnicom Group, Inc.	39,988	1,473,158
Regal Entertainment Group Class A (d)	70,100	822,974
Valassis Communications, Inc. (a)(d)	62,711	1,175,204
Virgin Media, Inc.	28,200	686,670
		5,530,964
Multiline Retail - 1.1%
Target Corp.	56,700	2,780,568
Specialty Retail - 7.5%
Advance Auto Parts, Inc.	50,680	2,944,508
Asbury Automotive Group, Inc. (a)	147,859	2,438,195
Carphone Warehouse Group PLC	160,562	851,484
Casual Male Retail Group, Inc. (a)	127,192	478,242
GameStop Corp. Class A (a)(d)	543,338	12,551,104
		19,263,533
TOTAL CONSUMER DISCRETIONARY		48,430,382

	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 5.2%
China New Borun Corp. ADR (a)(d)	209,236	$ 684,202
Cott Corp. (a)	1,743,957	11,961,319
Molson Coors Brewing Co. Class B	16,267	644,336
		13,289,857
Food & Staples Retailing - 0.8%
SUPERVALU, Inc. (d)	167,800	1,117,548
United Natural Foods, Inc. (a)	23,300	863,032
		1,980,580
Food Products - 2.3%
Bunge Ltd.	32,000	1,865,280
Calavo Growers, Inc.	72,372	1,485,073
SunOpta, Inc. (a)	492,915	2,430,071
		5,780,424
TOTAL CONSUMER STAPLES		21,050,861
ENERGY - 5.3%
Energy Equipment & Services - 1.7%
C&J Energy Services, Inc. (a)(e)	113,214	1,675,114
Ensco International Ltd. ADR	24,500	990,535
Halliburton Co.	59,300	1,809,836
		4,475,485
Oil, Gas & Consumable Fuels - 3.6%
Alpha Natural Resources, Inc. (a)	49,277	871,710
Cabot Oil & Gas Corp.	49,100	3,039,781
Denbury Resources, Inc. (a)	163,520	1,880,480
Peabody Energy Corp.	30,800	1,043,504
Suncor Energy, Inc.	22,300	569,253
Whiting Petroleum Corp. (a)	16,300	571,804
Williams Companies, Inc.	48,200	1,173,188
		9,149,720
TOTAL ENERGY		13,625,205
FINANCIALS - 8.1%
Commercial Banks - 3.0%
BB&T Corp.	143,269	3,055,928
Regions Financial Corp.	259,337	863,592
U.S. Bancorp	154,816	3,644,369
		7,563,889
Insurance - 4.2%
AEGON NV (a)	228,000	924,205
AFLAC, Inc.	139,145	4,863,118
Assurant, Inc.	25,800	923,640
Lincoln National Corp.	163,700	2,558,631
Unum Group	76,640	1,606,374
		10,875,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	63,219	$ 718,168
Host Hotels & Resorts, Inc.	66,100	723,134
		1,441,302
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	66,300	706,758
TOTAL FINANCIALS		20,587,917
HEALTH CARE - 7.7%
Biotechnology - 1.1%
Ardea Biosciences, Inc. (a)	27,100	423,302
PDL BioPharma, Inc.	109,700	608,835
Zogenix, Inc. (d)	1,006,139	1,841,234
		2,873,371
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	113,600	671,376
C. R. Bard, Inc.	24,600	2,153,484
Covidien PLC	36,550	1,611,855
Hill-Rom Holdings, Inc.	17,100	513,342
Orthofix International NV (a)	28,700	990,437
		5,940,494
Health Care Providers & Services - 1.8%
DaVita, Inc. (a)	25,202	1,579,409
Universal Health Services, Inc. Class B	90,686	3,083,324
		4,662,733
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (a)	58,800	1,837,500
PerkinElmer, Inc.	66,000	1,267,860
		3,105,360
Pharmaceuticals - 1.2%
Johnson & Johnson	49,000	3,121,790
TOTAL HEALTH CARE		19,703,748
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc.	56,200	3,063,462
Esterline Technologies Corp. (a)	32,478	1,683,660
Textron, Inc.	71,333	1,258,314
TransDigm Group, Inc. (a)	46,900	3,830,323
		9,835,759
Building Products - 1.1%
Armstrong World Industries, Inc.	24,578	846,466
Owens Corning (a)	91,189	1,976,978
		2,823,444
Commercial Services & Supplies - 0.6%
Quad/Graphics, Inc.	48,144	869,962
The Geo Group, Inc. (a)	30,700	569,792
		1,439,754

	Shares	Value
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	49,200	$ 924,468
Electrical Equipment - 0.4%
Regal-Beloit Corp.	20,300	921,214
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	55,971	1,784,355
Machinery - 2.7%
Accuride Corp. (a)	43,330	221,850
Blount International, Inc. (a)	93,096	1,243,763
Ingersoll-Rand Co. Ltd.	99,800	2,803,382
Stanley Black & Decker, Inc.	23,680	1,162,688
Timken Co.	45,396	1,489,897
		6,921,580
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	336,521
Road & Rail - 1.5%
Union Pacific Corp.	47,500	3,879,325
TOTAL INDUSTRIALS		28,866,420
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	68,400	1,059,516
Comverse Technology, Inc. (a)	175,234	1,231,895
Juniper Networks, Inc. (a)	39,200	676,592
		2,968,003
Computers & Peripherals - 1.0%
SanDisk Corp. (a)	23,807	960,612
Western Digital Corp. (a)	64,300	1,653,796
		2,614,408
Electronic Equipment & Components - 0.7%
Anixter International, Inc.	22,320	1,058,861
Cognex Corp.	24,659	668,505
		1,727,366
IT Services - 1.1%
Acxiom Corp. (a)	65,618	698,176
Fidelity National Information Services, Inc.	85,640	2,082,765
		2,780,941
Office Electronics - 0.5%
Xerox Corp.	182,569	1,272,506
Semiconductors & Semiconductor Equipment - 6.9%
Fairchild Semiconductor International, Inc. (a)	50,100	541,080
Intersil Corp. Class A	246,722	2,538,769
KLA-Tencor Corp.	55,720	2,132,962
Lam Research Corp. (a)	67,700	2,571,246
Marvell Technology Group Ltd. (a)	260,100	3,779,253
Micron Technology, Inc. (a)	142,042	715,892
ON Semiconductor Corp. (a)	381,691	2,736,724
Spansion, Inc. Class A (a)	204,457	2,498,465
		17,514,391
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
JDA Software Group, Inc. (a)	23,343	$ 547,160
Microsoft Corp.	139,676	3,476,536
Nuance Communications, Inc. (a)	47,500	967,100
		4,990,796
TOTAL INFORMATION TECHNOLOGY		33,868,411
MATERIALS - 12.7%
Chemicals - 11.3%
Ashland, Inc.	27,200	1,200,608
Innophos Holdings, Inc.	167,380	6,673,441
LyondellBasell Industries NV Class A	445,576	10,885,422
PPG Industries, Inc.	75,300	5,320,698
Solutia, Inc. (a)	137,264	1,763,842
W.R. Grace & Co. (a)	69,872	2,326,738
Wacker Chemie AG (d)	6,929	624,314
		28,795,063
Metals & Mining - 1.4%
Carpenter Technology Corp.	27,104	1,216,699
Gulf Resources, Inc. (a)	54,910	122,449
Haynes International, Inc.	5,500	238,975
Newcrest Mining Ltd.	40,515	1,336,042
Titanium Metals Corp.	47,700	714,546
		3,628,711
TOTAL MATERIALS		32,423,774
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc.	62,055	2,055,262
Cogent Communications Group, Inc. (a)	104,542	1,406,090
Global Crossing Ltd. (a)	170,218	4,069,912
		7,531,264
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. (a)	103,170	2,780,432
TOTAL TELECOMMUNICATION SERVICES		10,311,696
UTILITIES - 7.4%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	69,700	2,649,994
FirstEnergy Corp.	41,531	1,865,157
Southern Co.	47,900	2,029,523
		6,544,674

	Shares	Value
Independent Power Producers & Energy Traders - 3.6%
Calpine Corp. (a)	267,737	$ 3,769,737
The AES Corp. (a)	545,292	5,322,050
		9,091,787
Multi-Utilities - 1.2%
Alliant Energy Corp.	36,000	1,392,480
Sempra Energy	33,661	1,733,542
		3,126,022
TOTAL UTILITIES		18,762,483
TOTAL COMMON STOCKS (Cost $271,401,895)		247,630,897
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	488,731
Nonconvertible Bonds - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 8% 11/15/13 (e) (Cost $295,911)	$ 355,000	240,513
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	7,833,252	7,833,252
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,152,750	5,152,750
TOTAL MONEY MARKET FUNDS (Cost $12,986,002)		12,986,002
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $285,362,808)		261,346,143
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(6,347,871)
NET ASSETS - 100%		$ 254,998,272
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,404,358 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,453
Fidelity Securities Lending Cash Central Fund	59,265
Total	$ 69,718
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,919,113	$ 46,329,545	$ 2,589,568	$ -
Consumer Staples	21,050,861	21,050,861	-	-
Energy	13,625,205	11,950,091	1,675,114	-
Financials	20,587,917	19,663,712	924,205	-
Health Care	19,703,748	19,703,748	-	-
Industrials	28,866,420	28,866,420	-	-
Information Technology	33,868,411	33,868,411	-	-
Materials	32,423,774	31,087,732	1,336,042	-
Telecommunication Services	10,311,696	10,311,696	-	-
Utilities	18,762,483	18,762,483	-	-
Corporate Bonds	240,513	-	240,513	-
Money Market Funds	12,986,002	12,986,002	-	-
Total Investments in Securities:	$ 261,346,143	$ 254,580,701	$ 6,765,442	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $285,660,131. Net unrealized depreciation aggregated $24,313,988, of which $22,686,490 related to appreciated investment securities and $47,000,478 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011